UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-4108


                      Oppenheimer Main Street Small Cap Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2003 / Unaudited


                                                                  Market Value
                                                     Shares         See Note 1
------------------------------------------------------------------------------
 Common Stocks--92.4%
------------------------------------------------------------------------------
 Consumer Discretionary--17.7%
------------------------------------------------------------------------------
 Auto Components--0.5%
 American Axle & Manufacturing
 Holdings, Inc. 1                                       900    $        21,510
------------------------------------------------------------------------------
 ArvinMeritor, Inc.                                     800             16,144
------------------------------------------------------------------------------
 Dana Corp.                                           5,900             68,204
------------------------------------------------------------------------------
 Keystone Automotive
 Industries, Inc. 1                                     800             14,608
------------------------------------------------------------------------------
 Modine Manufacturing Co.                             1,900             36,803
------------------------------------------------------------------------------
 Raytech Corp. 1                                      2,000              8,500
------------------------------------------------------------------------------
 Spartan Motors, Inc.                                 1,700             14,059
------------------------------------------------------------------------------
 Stoneridge, Inc. 1                                     800             10,920
------------------------------------------------------------------------------
 Tenneco Automotive, Inc. 1                             400              1,440
                                                               ---------------
                                                                       192,188

------------------------------------------------------------------------------
 Automobiles--0.1%
 Thor Industries, Inc.                                  600             24,492
------------------------------------------------------------------------------
 Distributors--0.2%
 Andersons, Inc. (The)                                  300              3,675
------------------------------------------------------------------------------
 Brightpoint, Inc. 1                                  2,600             31,980
------------------------------------------------------------------------------
 Handleman Co. 1                                      3,900             62,400
                                                               ---------------
                                                                        98,055

------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--3.9%
 Alliance Gaming Corp. 1                              3,200             60,512
------------------------------------------------------------------------------
 Ambassadors Group, Inc. 1                            1,100             15,367
------------------------------------------------------------------------------
 Applebee's International, Inc.                       2,750             86,433
------------------------------------------------------------------------------
 Aztar Corp. 1                                        6,500            104,715
------------------------------------------------------------------------------
 Bob Evans Farms, Inc.                                1,700             46,971
------------------------------------------------------------------------------
 Boyd Gaming Corp. 1                                    600             10,356
------------------------------------------------------------------------------
 CBRL Group, Inc.                                       800             31,088
------------------------------------------------------------------------------
 CEC Entertainment, Inc. 1                              200              7,386
------------------------------------------------------------------------------
 Checkers Drive-In Restaurants, Inc. 1                1,100             12,584
------------------------------------------------------------------------------
 Chicago Pizza & Brewery, Inc. 1                        100              1,000
------------------------------------------------------------------------------
 Choice Hotels International, Inc. 1                  3,100             84,661
------------------------------------------------------------------------------
 Dave & Buster's, Inc. 1                              2,300             25,070
------------------------------------------------------------------------------
 Dover Downs Gaming &
 Entertainment, Inc.                                    800              7,400
------------------------------------------------------------------------------
 GTech Holdings Corp. 1                               2,200             82,830
------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc. 1                        2,200             36,366
------------------------------------------------------------------------------
 Jack in the Box, Inc. 1                                500             11,150
------------------------------------------------------------------------------
 Multimedia Games, Inc. 1                             2,900             73,950
------------------------------------------------------------------------------
 P.F. Chang's China Bistro, Inc. 1                    1,900             93,499
------------------------------------------------------------------------------
 Panera Bread Co., Cl. A 1                            2,000             80,000
------------------------------------------------------------------------------
 Penn National Gaming, Inc. 1                         1,700             34,935
------------------------------------------------------------------------------
 Rare Hospitality
 International, Inc. 1                                3,500            114,380


                                                                  Market Value
                                                     Shares         See Note 1
------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure Continued
 Ruby Tuesday, Inc.                                   1,400    $        34,622
------------------------------------------------------------------------------
 Ryan's Family Steak Houses, Inc. 1                   3,600             50,400
------------------------------------------------------------------------------
 Scientific Games Corp., Cl. A 1                        600              5,640
------------------------------------------------------------------------------
 Shuffle Master, Inc. 1                               3,800            111,682
------------------------------------------------------------------------------
 Six Flags, Inc. 1                                    4,300             29,154
------------------------------------------------------------------------------
 Sonic Corp. 1                                        2,100             53,403
------------------------------------------------------------------------------
 Station Casinos, Inc. 1                              3,800             95,950
------------------------------------------------------------------------------
 Steak n Shake Co. (The) 1                            1,200             18,300
------------------------------------------------------------------------------
 Total Entertainment
 Restaurant Corp. 1                                   2,900             26,535
------------------------------------------------------------------------------
 WMS Industries, Inc. 1                               1,100             17,149
                                                               ---------------
                                                                     1,463,488

------------------------------------------------------------------------------
 Household Durables--3.1%
 Applica, Inc.                                        1,800             15,300
------------------------------------------------------------------------------
 Beazer Homes USA, Inc. 1                             1,200            100,200
------------------------------------------------------------------------------
 Blyth, Inc.                                          1,200             32,640
------------------------------------------------------------------------------
 Brookfield Homes Corp.                               2,300             35,466
------------------------------------------------------------------------------
 Chromcraft Revington, Inc. 1                           100              1,249
------------------------------------------------------------------------------
 CSS Industries, Inc.                                   800             30,840
------------------------------------------------------------------------------
 Department 56, Inc. 1                                1,400             21,462
------------------------------------------------------------------------------
 Dominion Homes, Inc. 1                                 200              4,770
------------------------------------------------------------------------------
 Emerson Radio Corp. 1                                3,200             21,504
------------------------------------------------------------------------------
 Enesco Group, Inc. 1                                   200              1,480
------------------------------------------------------------------------------
 Fedders Corp.                                          600              1,842
------------------------------------------------------------------------------
 Harman International
 Industries, Inc.                                     1,200             94,968
------------------------------------------------------------------------------
 Helen of Troy Ltd. 1                                 4,400             66,704
------------------------------------------------------------------------------
 Hovnanian Enterprises, Inc., Cl. A 1                 2,100            123,795
------------------------------------------------------------------------------
 Kimball International, Inc., Cl. B                     800             12,480
------------------------------------------------------------------------------
 M.D.C. Holdings, Inc.                                1,619             78,165
------------------------------------------------------------------------------
 M/I Schottenstein Homes, Inc.                          300             12,804
------------------------------------------------------------------------------
 Meritage Corp. 1                                     2,100            103,446
------------------------------------------------------------------------------
 Mestek, Inc. 1                                         200              3,600
------------------------------------------------------------------------------
 Movado Group, Inc.                                   1,200             26,100
------------------------------------------------------------------------------
 National Presto Industries, Inc.                       200              6,320
------------------------------------------------------------------------------
 Oneida Ltd.                                          1,600             10,800
------------------------------------------------------------------------------
 Palm Harbor Homes, Inc. 1                              300              5,682
------------------------------------------------------------------------------
 Ryland Group, Inc. (The)                             1,000             69,400
------------------------------------------------------------------------------
 Standard Pacific Corp.                               2,900             96,164
------------------------------------------------------------------------------
 Technical Olympic USA, Inc. 1                          300              7,089
------------------------------------------------------------------------------
 Toro Co. (The)                                       2,700            107,325
------------------------------------------------------------------------------
 Virco Mfg. Corp.                                       100                636
------------------------------------------------------------------------------
 William Lyon Homes, Inc. 1                             500             15,925
------------------------------------------------------------------------------
 Yankee Candle, Inc. (The) 1                          2,400             55,728
                                                               ---------------
                                                                     1,163,884





3 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Internet & Catalog Retail--0.0%
 FTD, Inc., Cl. A 1                                       100    $         2,018
--------------------------------------------------------------------------------
 J. Jill Group, Inc. 1                                    700             11,788
--------------------------------------------------------------------------------
 School Specialty, Inc. 1                                 300              8,538
                                                                 ---------------
                                                                          22,344

--------------------------------------------------------------------------------
 Leisure Equipment & Products--0.8%
 Action Performance Cos., Inc.                          2,000             38,000
--------------------------------------------------------------------------------
 Callaway Golf Co.                                      1,100             14,542
--------------------------------------------------------------------------------
 MarineMax, Inc. 1                                      1,700             23,800
--------------------------------------------------------------------------------
 Marvel Enterprises, Inc. 1                             6,100            116,510
--------------------------------------------------------------------------------
 Oakley, Inc. 1                                         1,000             11,770
--------------------------------------------------------------------------------
 RC2 Corp. 1                                            1,200             20,412
--------------------------------------------------------------------------------
 SCP Pool Corp. 1                                       2,250             77,400
                                                                 ---------------
                                                                         302,434

--------------------------------------------------------------------------------
 Media--0.9%
 Advo, Inc. 1                                             500             22,200
--------------------------------------------------------------------------------
 APAC Teleservices, Inc. 1                              4,500             11,475
--------------------------------------------------------------------------------
 Courier Corp.                                            200             10,300
--------------------------------------------------------------------------------
 Digital Generation Systems, Inc. 1                     2,500              4,800
--------------------------------------------------------------------------------
 Getty Images, Inc. 1                                   1,900             78,470
--------------------------------------------------------------------------------
 Grey Global Group, Inc.                                  100             77,251
--------------------------------------------------------------------------------
 Harris Interactive, Inc. 1                               300              1,977
--------------------------------------------------------------------------------
 Hollinger International, Inc.                          1,000             10,770
--------------------------------------------------------------------------------
 Interactive Data Corp. 1                                 800             13,520
--------------------------------------------------------------------------------
 Liberty Corp.                                            900             38,250
--------------------------------------------------------------------------------
 R.H. Donnelley Corp. 1                                 1,700             61,999
--------------------------------------------------------------------------------
 Thomas Nelson, Inc. 1                                    800             10,000
                                                                 ---------------
                                                                         341,012

--------------------------------------------------------------------------------
 Multiline Retail--0.0%
 Fred's, Inc.                                             300             11,154
--------------------------------------------------------------------------------
 Specialty Retail--6.0%
 Aeropostale, Inc. 1                                    1,500             32,220
--------------------------------------------------------------------------------
 AnnTaylor Stores Corp. 1                               1,400             40,530
--------------------------------------------------------------------------------
 Big 5 Sporting Goods Corp. 1                             100              1,253
--------------------------------------------------------------------------------
 Blair Corp.                                            1,600             35,520
--------------------------------------------------------------------------------
 Bombay Co., Inc. (The) 1                               8,600             91,418
--------------------------------------------------------------------------------
 Brookstone, Inc. 1                                     2,500             50,625
--------------------------------------------------------------------------------
 Building Materials Holding Corp.                       3,900             57,759
--------------------------------------------------------------------------------
 Cache, Inc. 1                                            500              7,700
--------------------------------------------------------------------------------
 Chico's FAS, Inc. 1                                    1,800             37,890
--------------------------------------------------------------------------------
 Christopher & Banks Corp. 1                              600             22,194
--------------------------------------------------------------------------------
 Claire's Stores, Inc.                                  3,700             93,832
--------------------------------------------------------------------------------
 Cole National Corp. 1                                    400              5,008
--------------------------------------------------------------------------------
 Cost Plus, Inc. 1                                      1,700             60,622
--------------------------------------------------------------------------------
 Deb Shops, Inc.                                          200              3,760


                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Specialty Retail Continued
 Dress Barn, Inc. (The) 1                               2,400    $        30,408
--------------------------------------------------------------------------------
 Finish Line, Inc. (The), Cl. A 1                       3,300             73,293
--------------------------------------------------------------------------------
 Finlay Enterprises, Inc. 1                             1,000             16,550
--------------------------------------------------------------------------------
 Footstar, Inc. 1                                       5,200             67,600
--------------------------------------------------------------------------------
 Friedman's, Inc., Cl. A                                1,500             17,055
--------------------------------------------------------------------------------
 Goody's Family Clothing, Inc. 1                        2,400             20,760
--------------------------------------------------------------------------------
 Guitar Center, Inc. 1                                  3,100             89,900
--------------------------------------------------------------------------------
 Gymboree Corp. 1                                       4,700             78,866
--------------------------------------------------------------------------------
 Hancock Fabrics, Inc.                                    700             11,305
--------------------------------------------------------------------------------
 Haverty Furniture Cos., Inc.                             400              7,000
--------------------------------------------------------------------------------
 Hibbett Sporting Goods, Inc. 1                         1,000             32,940
--------------------------------------------------------------------------------
 Hollywood Entertainment Corp. 1                        1,300             22,360
--------------------------------------------------------------------------------
 Hot Topic, Inc. 1                                      3,600             96,876
--------------------------------------------------------------------------------
 Jo-Ann Stores, Inc., Cl. A 1                           1,100             27,830
--------------------------------------------------------------------------------
 Jos. A. Banks Clothiers, Inc. 1                        1,700             56,831
--------------------------------------------------------------------------------
 Loehmann's Holdings, Inc. 1                            1,100             15,136
--------------------------------------------------------------------------------
 Men's Wearhouse, Inc. (The) 1                          4,100             89,585
--------------------------------------------------------------------------------
 Monro Muffler Brake, Inc. 1                              700             19,782
--------------------------------------------------------------------------------
 Mothers Work, Inc. 1                                     500             13,385
--------------------------------------------------------------------------------
 Movie Gallery, Inc. 1                                  2,525             46,586
--------------------------------------------------------------------------------
 OfficeMax, Inc. 1                                        500              3,275
--------------------------------------------------------------------------------
 Pacific Sunwear of California, Inc. 1                  4,250            102,383
--------------------------------------------------------------------------------
 Pier 1 Imports, Inc.                                     500             10,200
--------------------------------------------------------------------------------
 Regis Corp.                                            2,000             58,100
--------------------------------------------------------------------------------
 Ross Stores, Inc.                                      1,300             55,562
--------------------------------------------------------------------------------
 Select Comfort Corp. 1                                 3,300             54,054
--------------------------------------------------------------------------------
 Sharper Image Corp. 1                                  3,800            103,626
--------------------------------------------------------------------------------
 Shoe Carnival, Inc. 1                                  1,300             19,188
--------------------------------------------------------------------------------
 Sonic Automotive, Inc. 1                               2,300             50,393
--------------------------------------------------------------------------------
 Sports Authority, Inc. (The) 1                         5,300             56,710
--------------------------------------------------------------------------------
 Syms Corp. 1                                             200              1,286
--------------------------------------------------------------------------------
 TBC Corp. 1                                            2,800             53,340
--------------------------------------------------------------------------------
 Tractor Supply Co.                                     2,400            114,600
--------------------------------------------------------------------------------
 Trans World Entertainment Corp. 1                        300              1,536
--------------------------------------------------------------------------------
 Tuesday Morning Corp. 1                                3,600             94,680
--------------------------------------------------------------------------------
 United Auto Group, Inc. 1                              1,100             23,958
--------------------------------------------------------------------------------
 Urban Outfitters, Inc. 1                                 400             14,360
--------------------------------------------------------------------------------
 West Marine, Inc. 1                                      200              3,502
--------------------------------------------------------------------------------
 Zale Corp. 1                                           1,700             68,000
                                                                 ---------------
                                                                       2,263,132

--------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--2.2%
 Ashworth, Inc. 1                                         100                709
--------------------------------------------------------------------------------
 Brown Shoe Co., Inc.                                   3,300             98,340
--------------------------------------------------------------------------------
 Cherokee, Inc. 1                                         900             18,018
--------------------------------------------------------------------------------
 Columbia Sportswear Co. 1                              1,200             61,692




4 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods Continued
 Culp, Inc. 1                                           1,300         $    8,970
--------------------------------------------------------------------------------
 Gildan Activewear, Inc., Cl. A 1                         200              5,264
--------------------------------------------------------------------------------
 Hampshire Group Ltd. 1                                   100              2,984
--------------------------------------------------------------------------------
 K-Swiss, Inc., Cl. A                                   2,900            100,108
--------------------------------------------------------------------------------
 Kellwood Co.                                           3,900            123,357
--------------------------------------------------------------------------------
 Kenneth Cole Productions, Inc., Cl. A                    300              5,847
--------------------------------------------------------------------------------
 OshKosh B'Gosh, Inc., Cl. A                              400             10,800
--------------------------------------------------------------------------------
 Oxford Industries, Inc.                                  100              4,152
--------------------------------------------------------------------------------
 Perry Ellis International, Inc. 1                        500              9,760
--------------------------------------------------------------------------------
 Quicksilver, Inc. 1                                    1,400             23,086
--------------------------------------------------------------------------------
 Russell Corp.                                          4,200             79,800
--------------------------------------------------------------------------------
 Steven Madden Ltd. 1                                   2,100             45,864
--------------------------------------------------------------------------------
 Stride Rite Corp.                                        400              3,984
--------------------------------------------------------------------------------
 Timberland Co., Cl. A 1                                1,600             84,576
--------------------------------------------------------------------------------
 Tommy Hilfiger Corp. 1                                 2,600             24,024
--------------------------------------------------------------------------------
 Warnaco Group, Inc. (The) 1                            1,400             18,830
--------------------------------------------------------------------------------
 Wolverine World Wide, Inc.                             4,600             88,596
                                                                 ---------------
                                                                         818,761

--------------------------------------------------------------------------------
 Consumer Staples--2.6%
--------------------------------------------------------------------------------
 Beverages--0.1%
 Coca-Cola Bottling Co.                                   300             16,380
--------------------------------------------------------------------------------
 Cott Corp. 1                                             800             16,552
--------------------------------------------------------------------------------
 National Beverage Corp. 1                                100              1,390
                                                                 ---------------
                                                                          34,322

--------------------------------------------------------------------------------
 Food & Staples Retailing--0.6%
 Casey's General Stores, Inc.                           1,700             24,038
--------------------------------------------------------------------------------
 Central European Distribution Corp. 1                    600             12,084
--------------------------------------------------------------------------------
 Chronimed, Inc. 1                                      3,000             29,490
--------------------------------------------------------------------------------
 Great Atlantic &
--------------------------------------------------------------------------------
 Pacific Tea Co., Inc. (The) 1                          1,500             13,200
--------------------------------------------------------------------------------
 Pathmark Stores, Inc. 1                                3,700             28,305
--------------------------------------------------------------------------------
 Ruddick Corp.                                            300              4,716
--------------------------------------------------------------------------------
 Smart & Final, Inc. 1                                    800              3,704
--------------------------------------------------------------------------------
 United Natural Foods, Inc. 1                           1,500             42,210
--------------------------------------------------------------------------------
 Weis Markets, Inc.                                     1,100             34,122
--------------------------------------------------------------------------------
 Winn-Dixie Stores, Inc.                                1,700             20,927
                                                                 ---------------
                                                                         212,796

--------------------------------------------------------------------------------
 Food Products--1.3%
 Bunge Ltd.                                             2,500             71,500
--------------------------------------------------------------------------------
 Central Garden & Pet Co. 1                             1,500             35,775
--------------------------------------------------------------------------------
 Flowers Foods, Inc.                                    4,500             88,920
--------------------------------------------------------------------------------
 Fresh Del Monte Produce, Inc.                          2,500             64,225
--------------------------------------------------------------------------------
 Horizon Organic Holding Corp. 1                          100              2,383
--------------------------------------------------------------------------------
 International Multifoods Corp. 1                         800             18,328


                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Food Products Continued
 J & J Snack Foods Corp. 1                              1,000    $        31,630
--------------------------------------------------------------------------------
 Lancaster Colony Corp.                                   100              3,866
--------------------------------------------------------------------------------
 M&F Worldwide Corp. 1                                  3,900             28,080
--------------------------------------------------------------------------------
 MGP Ingredients, Inc.                                    300              2,661
--------------------------------------------------------------------------------
 Omega Protein Corp. 1                                  5,400             27,540
--------------------------------------------------------------------------------
 Peet's Coffee & Tea, Inc. 1                            2,800             48,888
--------------------------------------------------------------------------------
 Pilgrim's Pride Corp., Cl. B                             400              3,868
--------------------------------------------------------------------------------
 Ralcorp Holdings, Inc. 1                                 500             12,480
--------------------------------------------------------------------------------
 Sanderson Farms, Inc.                                    600             16,860
--------------------------------------------------------------------------------
 Sanfilippo (John B.) & Son, Inc. 1                       200              3,230
--------------------------------------------------------------------------------
 Seneca Foods Corp., Cl. A 1                              100              1,752
--------------------------------------------------------------------------------
 USANA Health Sciences, Inc. 1                          1,000             44,210
--------------------------------------------------------------------------------
 Virbac Corp. 1                                           100                606
                                                                 ---------------
                                                                         506,802

--------------------------------------------------------------------------------
 Household Products--0.5%
 Chattem, Inc. 1                                        3,600             67,680
--------------------------------------------------------------------------------
 Energizer Holdings, Inc. 1                               600             18,840
--------------------------------------------------------------------------------
 Nu Skin Asia Pacific, Inc., Cl. A                      2,000             20,900
--------------------------------------------------------------------------------
 WD-40 Co.                                              2,500             71,375
                                                                 ---------------
                                                                         178,795

--------------------------------------------------------------------------------
 Personal Products--0.1%
 Del Laboratories, Inc.                                 1,145             26,908
--------------------------------------------------------------------------------
 Nature's Sunshine Products, Inc.                         400              3,204
--------------------------------------------------------------------------------
 NBTY, Inc. 1                                             300              6,318
                                                                 ---------------
                                                                          36,430

--------------------------------------------------------------------------------
 Tobacco--0.0%
 Schweitzer-Mauduit International, Inc.                   700             16,898
--------------------------------------------------------------------------------
 Energy--6.6%
--------------------------------------------------------------------------------
 Energy Equipment & Services--1.6%
 CHC Helicopter Corp., Cl. A                              700             13,405
--------------------------------------------------------------------------------
 Ensign Resource Service Group, Inc.                    3,700             55,007
--------------------------------------------------------------------------------
 FMC Technologies, Inc. 1                               1,900             39,995
--------------------------------------------------------------------------------
 Grey Wolf, Inc. 1                                      3,900             15,756
--------------------------------------------------------------------------------
 Gulf Island Fabrication, Inc. 1                        1,200             20,304
--------------------------------------------------------------------------------
 Gulfmark Offshore, Inc. 1                              1,000             16,880
--------------------------------------------------------------------------------
 Helmerich & Payne, Inc.                                1,300             37,960
--------------------------------------------------------------------------------
 Key Energy Services, Inc. 1                            4,600             49,312
--------------------------------------------------------------------------------
 Offshore Logistics, Inc. 1                             1,100             23,925
--------------------------------------------------------------------------------
 Oil States International, Inc. 1                       6,300             76,230
--------------------------------------------------------------------------------
 Patterson-UTI Energy, Inc. 1                             700             22,680
--------------------------------------------------------------------------------
 Superior Energy Services, Inc. 1                         600              5,688
--------------------------------------------------------------------------------
 Tesco Corp. 1                                          2,400             22,750
--------------------------------------------------------------------------------
 Tetra Technologies, Inc. 1                               300              8,895
--------------------------------------------------------------------------------
 Trican Well Service Ltd. 1                             4,100             58,237




5 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Energy Equipment & Services Continued
 Unit Corp. 1                                           5,700    $       119,187
--------------------------------------------------------------------------------
 Universal Compression Holdings, Inc. 1                   200              4,172
--------------------------------------------------------------------------------
 Willbros Group, Inc. 1                                   700              7,273
                                                                 ---------------
                                                                         597,656

--------------------------------------------------------------------------------
 Oil & Gas--5.0%
 Baytex Energy Ltd. 1                                   3,500             29,236
--------------------------------------------------------------------------------
 BlackRock Ventures, Inc. 1                            20,000             34,591
--------------------------------------------------------------------------------
 Brigham Exploration Co. 1                                100                510
--------------------------------------------------------------------------------
 Brown (Tom), Inc. 1                                    3,300             91,707
--------------------------------------------------------------------------------
 Callon Petroleum Co. 1                                 2,600             18,512
--------------------------------------------------------------------------------
 Canadian Superior Energy, Inc. 1                      35,000             40,957
--------------------------------------------------------------------------------
 Chesapeake Energy Corp.                                6,500             65,650
--------------------------------------------------------------------------------
 Cimarex Energy Co. 1                                   3,390             80,513
--------------------------------------------------------------------------------
 Clear Energy, Inc. 1                                   9,133             20,165
--------------------------------------------------------------------------------
 Compton Petroleum Corp. 1                              6,800             29,427
--------------------------------------------------------------------------------
 Comstock Resources, Inc. 1                             2,300             31,464
--------------------------------------------------------------------------------
 Crescent Point Energy Ltd., Cl. A 1                    3,600             16,427
--------------------------------------------------------------------------------
 Denbury Resources, Inc. 1                              6,600             88,638
--------------------------------------------------------------------------------
 Dominion Resources Black
--------------------------------------------------------------------------------
 Warrior Trust                                            400             10,560
--------------------------------------------------------------------------------
 Encore Acquisition Co. 1                                 200              3,830
--------------------------------------------------------------------------------
 Energy Partners Ltd. 1                                   900             10,395
--------------------------------------------------------------------------------
 Esprit Exploration Ltd. 1,2                           10,600             18,723
--------------------------------------------------------------------------------
 Esprit Exploration Ltd. 1                              9,700             17,133
--------------------------------------------------------------------------------
 Forest Oil Corp. 1                                     1,100             27,632
--------------------------------------------------------------------------------
 Frontier Oil Corp.                                     3,600             54,720
--------------------------------------------------------------------------------
 Holly Corp.                                            1,700             46,920
--------------------------------------------------------------------------------
 Houston Exploration Co. 1                              1,600             55,520
--------------------------------------------------------------------------------
 Impact Energy, Inc. 1                                 14,400             17,381
--------------------------------------------------------------------------------
 KCS Energy, Inc. 1                                     1,100              5,929
--------------------------------------------------------------------------------
 Ketch Resources Ltd. 1                                 4,900             26,145
--------------------------------------------------------------------------------
 Magnum Hunter Resources, Inc. 1                        3,200             25,568
--------------------------------------------------------------------------------
 Maritrans, Inc.                                        1,500             21,975
--------------------------------------------------------------------------------
 Newfield Exploration Co. 1                             1,400             52,570
--------------------------------------------------------------------------------
 OMI Corp. 1                                           14,800             91,168
--------------------------------------------------------------------------------
 Paramount Energy Trust                                 3,556             22,507
--------------------------------------------------------------------------------
 Paramount Resources Ltd.                               5,400             36,762
--------------------------------------------------------------------------------
 Patina Oil & Gas Corp.                                 2,156             69,315
--------------------------------------------------------------------------------
 Penn Virginia Corp.                                    1,200             51,600
--------------------------------------------------------------------------------
 Petroleum Development Corp. 1                            300              2,757
--------------------------------------------------------------------------------
 Pogo Producing Co.                                     1,700             72,675
--------------------------------------------------------------------------------
 Premcor, Inc. 1                                        2,500             53,875
--------------------------------------------------------------------------------
 Prima Energy Corp. 1                                     300              6,264
--------------------------------------------------------------------------------
 Progress Energy Ltd. 1                                 4,600             33,516
--------------------------------------------------------------------------------
 Purcell Energy Ltd. 1                                 15,300             27,025

                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Oil & Gas Continued
 Quicksilver Resources, Inc. 1                          1,200    $        28,740
--------------------------------------------------------------------------------
 Range Resources Corp. 1                                1,500              9,405
--------------------------------------------------------------------------------
 Real Resources, Inc. 1                                 3,800             12,585
--------------------------------------------------------------------------------
 Remington Oil & Gas Corp. 1                            2,900             53,302
--------------------------------------------------------------------------------
 Rio Alto Resources International, Inc. 1              12,600              8,624
--------------------------------------------------------------------------------
 Spinnaker Exploration Co. 1                            2,800             73,360
--------------------------------------------------------------------------------
 St. Mary Land & Exploration Co. 1                        600             16,380
--------------------------------------------------------------------------------
 Stelmar Shipping Ltd. 1                                1,500             25,140
--------------------------------------------------------------------------------
 Stone Energy Corp. 1                                   1,800             75,456
--------------------------------------------------------------------------------
 Tesoro Petroleum Corp. 1                               2,800             19,264
--------------------------------------------------------------------------------
 TransMontaigne, Inc. 1                                   900              5,832
--------------------------------------------------------------------------------
 Ultra Petroleum Corp. 1                                  800             10,328
--------------------------------------------------------------------------------
 Upton Resources, Inc. 1                               10,000             27,231
--------------------------------------------------------------------------------
 Western Gas Resources, Inc.                            2,200             87,120
--------------------------------------------------------------------------------
 Westport Resources Corp. 1                             1,900             43,225
                                                                 ---------------
                                                                       1,906,254

--------------------------------------------------------------------------------
 Financials--16.3%
--------------------------------------------------------------------------------
 Commercial Banks--10.9%
 Allegiant Bancorp, Inc.                                  600             12,150
--------------------------------------------------------------------------------
 Alliance Financial Corp.                                 500             13,500
--------------------------------------------------------------------------------
 AmericanWest Bancorporation                            1,200             19,476
--------------------------------------------------------------------------------
 Anchor BanCorp Wisconsin, Inc.                         2,500             59,725
--------------------------------------------------------------------------------
 Arrow Financial Corp.                                    441             14,716
--------------------------------------------------------------------------------
 BancFirst Corp.                                          100              5,186
--------------------------------------------------------------------------------
 BancTrust Financial Group, Inc. 1                        100              1,592
--------------------------------------------------------------------------------
 Bank Mutual Corp.                                      1,400             45,500
--------------------------------------------------------------------------------
 Bank of Hawaii Corp.                                     900             29,835
--------------------------------------------------------------------------------
 Bank of the Ozarks, Inc.                                 500             19,380
--------------------------------------------------------------------------------
 BankUnited Financial Corp., Cl. A                      2,600             52,390
--------------------------------------------------------------------------------
 Bay View Capital Corp. 1                                 400              2,312
--------------------------------------------------------------------------------
 Berkshire Hills Bancorp, Inc.                            500             14,200
--------------------------------------------------------------------------------
 Brookline Bancorp, Inc.                                4,860             68,040
--------------------------------------------------------------------------------
 Bryn Mawr Bank Corp.                                     100              3,707
--------------------------------------------------------------------------------
 Camco Financial Corp.                                    500              7,795
--------------------------------------------------------------------------------
 Camden National Corp.                                    100              2,750
--------------------------------------------------------------------------------
 Capital City Bank Group, Inc.                            625             22,625
--------------------------------------------------------------------------------
 Capital Crossing Bank 1                                  200              4,816
--------------------------------------------------------------------------------
 Capitol Bancorp Ltd.                                     800             21,680
--------------------------------------------------------------------------------
 Cascade Bancorp                                          600             10,398
--------------------------------------------------------------------------------
 Cathay Bancorp, Inc.                                     100              4,458
--------------------------------------------------------------------------------
 CB Bancshares, Inc.                                      715             44,416
--------------------------------------------------------------------------------
 Central Pacific Financial Corp.                          900             24,930
--------------------------------------------------------------------------------
 Chemical Financial Corp.                                 105              3,129
--------------------------------------------------------------------------------
 Chester Valley Bancorp, Inc.                             100              1,911
--------------------------------------------------------------------------------
 Citizens First Bancorp, Inc.                             900             19,656




6 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                    Market Value
                                                        Shares        See Note 1
--------------------------------------------------------------------------------
 Commercial Banks Continued
 City Holding Co.                                       1,100    $        32,197
--------------------------------------------------------------------------------
 CNB Financial Corp.                                      100              4,498
--------------------------------------------------------------------------------
 CNB Florida Bancshares, Inc.                             200              3,130
--------------------------------------------------------------------------------
 Coastal Bancorp, Inc.                                    200              5,684
--------------------------------------------------------------------------------
 Columbia Bancorp, Eastern US                             200              4,800
--------------------------------------------------------------------------------
 Columbia Banking System, Inc.                          3,300             59,103
--------------------------------------------------------------------------------
 Commercial Bankshares, Inc.                              125              3,715
--------------------------------------------------------------------------------
 Community Bank System, Inc.                            1,400             53,200
--------------------------------------------------------------------------------
 Community First Bankshares, Inc.                       2,400             65,520
--------------------------------------------------------------------------------
 Community Trust Bancorp, Inc.                            500             13,070
--------------------------------------------------------------------------------
 Connecticut Bancshares, Inc.                           1,600             62,800
--------------------------------------------------------------------------------
 CVB Financial Corp.                                    1,700             33,184
--------------------------------------------------------------------------------
 Dime Community Bancshares, Inc.                        3,275             83,349
--------------------------------------------------------------------------------
 East West Bancorp, Inc.                                2,000             72,280
--------------------------------------------------------------------------------
 F&M Bancorp                                              200              9,864
--------------------------------------------------------------------------------
 Fidelity Bankshares, Inc.                              2,616             58,337
--------------------------------------------------------------------------------
 First BanCorp, Puerto Rico                             2,750             75,487
--------------------------------------------------------------------------------
 First Busey Corp.                                        200              4,848
--------------------------------------------------------------------------------
 First Charter Corp.                                      400              6,960
--------------------------------------------------------------------------------
 First Citizens BancShares, Inc., Cl. A                   200             20,168
--------------------------------------------------------------------------------
 First Commonwealth Financial Corp.                       200              2,592
--------------------------------------------------------------------------------
 First Community Bancshares, Inc.                       1,100             38,830
--------------------------------------------------------------------------------
 First Defiance Financial Corp.                           300              5,952
--------------------------------------------------------------------------------
 First Federal Capital Corp.                            2,800             55,580
--------------------------------------------------------------------------------
 First Federal Financial Corp.
 of Kentucky                                              100              3,267
--------------------------------------------------------------------------------
 First Financial Bankshares, Inc.                         250              8,365
--------------------------------------------------------------------------------
 First Financial Corp.                                    100              5,290
--------------------------------------------------------------------------------
 First Financial Holdings, Inc.                         1,700             45,968
--------------------------------------------------------------------------------
 First Indiana Corp.                                      475              8,132
--------------------------------------------------------------------------------
 First Merchants Corp.                                    300              7,293
--------------------------------------------------------------------------------
 First Midwest Bancorp, Inc.                              150              4,321
--------------------------------------------------------------------------------
 First National Corp.                                     200              4,932
--------------------------------------------------------------------------------
 First Niagara Financial Group, Inc.                    4,328             60,419
--------------------------------------------------------------------------------
 First Oak Brook Bancshares, Inc.                         200              6,598
--------------------------------------------------------------------------------
 First Place Financial Corp.                              900             15,588
--------------------------------------------------------------------------------
 First SecurityFed Financial, Inc.                        100              2,491
--------------------------------------------------------------------------------
 First Sentinel Bancorp, Inc.                             700             11,179
--------------------------------------------------------------------------------
 Firstbank Corp.                                          100              3,038
--------------------------------------------------------------------------------
 FirstFed America Bancorp, Inc.                           900             31,050
--------------------------------------------------------------------------------
 FirstFed Financial Corp. 1                             1,800             63,522
--------------------------------------------------------------------------------
 Flagstar Bancorp, Inc.                                 4,350            106,358
--------------------------------------------------------------------------------
 FloridaFirst Bancorp, Inc.                               300              7,158
--------------------------------------------------------------------------------
 Flushing Financial Corp.                               1,850             41,015
--------------------------------------------------------------------------------
 Foothill Independent Bancorp                             200              3,704

                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Commercial Banks Continued
 GA Financial, Inc.                                       300    $         7,545
--------------------------------------------------------------------------------
 Glacier Bancorp, Inc.                                  1,740             42,839
--------------------------------------------------------------------------------
 Greater Delaware Valley Savings Bank                     100              2,270
--------------------------------------------------------------------------------
 Hancock Holding Co.                                      500             23,530
--------------------------------------------------------------------------------
 Hanmi Financial Corp.                                  1,500             26,205
--------------------------------------------------------------------------------
 Harbor Florida Bancshares, Inc.                        2,600             62,296
--------------------------------------------------------------------------------
 Harleysville National Corp.                              700             18,942
--------------------------------------------------------------------------------
 Hawthorne Financial Corp. 1                            1,100             38,126
--------------------------------------------------------------------------------
 Home Federal Bancorp                                   1,200             29,136
--------------------------------------------------------------------------------
 Hudson United Bancorp                                  1,100             37,565
--------------------------------------------------------------------------------
 IBERIABANK Corp.                                       1,300             63,440
--------------------------------------------------------------------------------
 Independence Community Bank Corp.                        600             16,932
--------------------------------------------------------------------------------
 Independent
 Bank Corp.--Massachusetts                                600             13,554
--------------------------------------------------------------------------------
 Independent Bank Corp.--Michigan                       2,403             61,733
--------------------------------------------------------------------------------
 International Bancshares Corp.                         1,131             40,218
--------------------------------------------------------------------------------
 Irwin Financial Corp.                                  1,500             38,850
--------------------------------------------------------------------------------
 ITLA Capital Corp. 1                                   2,000             80,860
--------------------------------------------------------------------------------
 Klamath First Bancorp, Inc.                              300              5,046
--------------------------------------------------------------------------------
 Local Financial Corp. 1                                1,800             25,992
--------------------------------------------------------------------------------
 Macatawa Bank Corp.                                      310              7,468
--------------------------------------------------------------------------------
 MAF Bancorp, Inc.                                      2,200             81,554
--------------------------------------------------------------------------------
 MainSource Financial Group, Inc.                         200              4,874
--------------------------------------------------------------------------------
 MB Financial, Inc.                                       400             16,016
--------------------------------------------------------------------------------
 Mid-State Bancshares                                     500              9,875
--------------------------------------------------------------------------------
 Middleburg Financial Corp.                               100              5,710
--------------------------------------------------------------------------------
 MutualFirst Financial, Inc.                              100              2,335
--------------------------------------------------------------------------------
 Nara Bancorp, Inc.                                     1,900             36,100
--------------------------------------------------------------------------------
 NASB Financial, Inc.                                     300              8,700
--------------------------------------------------------------------------------
 National Bankshares, Inc.                                400             15,724
--------------------------------------------------------------------------------
 National Penn Bancshares, Inc.                           110              3,089
--------------------------------------------------------------------------------
 NBT Bancorp, Inc.                                      1,700             32,895
--------------------------------------------------------------------------------
 Net.B@nk, Inc.                                         2,100             27,636
--------------------------------------------------------------------------------
 NewMil Bancorp, Inc.                                     100              2,190
--------------------------------------------------------------------------------
 North Valley Bancorp                                     250              3,750
--------------------------------------------------------------------------------
 Oak Hill Financial, Inc.                                 300              7,509
--------------------------------------------------------------------------------
 OceanFirst Financial Corp.                               800             19,544
--------------------------------------------------------------------------------
 Old National Bancorp                                     535             12,305
--------------------------------------------------------------------------------
 Old Second Bancorp, Inc.                               1,333             57,119
--------------------------------------------------------------------------------
 Oriental Financial Group, Inc.                         1,712             43,981
--------------------------------------------------------------------------------
 Pacific Capital Bancorp                                2,833             99,297
--------------------------------------------------------------------------------
 Parkvale Financial Corp.                                 100              2,458
--------------------------------------------------------------------------------
 Peapack-Gladstone Financial Corp.                        100              3,203
--------------------------------------------------------------------------------
 PennFed Financial Services, Inc.                         400             11,100
--------------------------------------------------------------------------------
 PennRock Financial Services Corp.                        200              5,402




7 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                 Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Commercial Banks Continued
 Peoples Holding Co. (The)                                100    $         4,425
--------------------------------------------------------------------------------
 PFF Bancorp, Inc.                                      1,200             46,380
--------------------------------------------------------------------------------
 Port Financial Corp.                                   1,100             59,268
--------------------------------------------------------------------------------
 Progress Financial Corp.                                 315              4,306
--------------------------------------------------------------------------------
 Prosperity Bancshares, Inc.                            1,900             36,575
--------------------------------------------------------------------------------
 Provident Bankshares Corp.                               100              2,541
--------------------------------------------------------------------------------
 Quaker City Bancorp, Inc. 1                            1,300             53,365
--------------------------------------------------------------------------------
 R&G Financial Corp., Cl. B                             3,500            103,950
--------------------------------------------------------------------------------
 Redwood Empire Bancorp                                   500             14,255
--------------------------------------------------------------------------------
 Republic Bancorp, Inc.                                   831             11,152
--------------------------------------------------------------------------------
 Republic Bancorp, Inc., Cl. A                          1,700             25,211
--------------------------------------------------------------------------------
 S&T Bancorp, Inc.                                      2,300             63,089
--------------------------------------------------------------------------------
 S.Y. Bancorp, Inc.                                       100              3,537
--------------------------------------------------------------------------------
 Sandy Spring Bancorp, Inc.                             1,100             34,760
--------------------------------------------------------------------------------
 Santander BanCorp                                        100              1,636
--------------------------------------------------------------------------------
 Seacoast Banking Corp. of Florida                      2,300             39,192
--------------------------------------------------------------------------------
 Second Bancorp, Inc.                                     500             12,900
--------------------------------------------------------------------------------
 Simmons First National Corp.                             300              6,003
--------------------------------------------------------------------------------
 Sky Financial Group, Inc.                                200              4,344
--------------------------------------------------------------------------------
 Sound Federal Bancorp, Inc.                              900             12,231
--------------------------------------------------------------------------------
 Southern Financial Bancorp, Inc.                         930             28,421
--------------------------------------------------------------------------------
 Southwest Bancorp, Inc.                                  300              8,223
--------------------------------------------------------------------------------
 St. Francis Capital Corp.                              1,600             46,512
--------------------------------------------------------------------------------
 State Bancorp, Inc.                                    1,202             23,523
--------------------------------------------------------------------------------
 State Financial Services Corp.                           400              8,856
--------------------------------------------------------------------------------
 Sterling Bancorp                                       1,700             47,413
--------------------------------------------------------------------------------
 Sterling Financial Corp., Eastern US                     100              2,325
--------------------------------------------------------------------------------
 Sterling Financial Corp., Western US                   2,670             65,041
--------------------------------------------------------------------------------
 Sun Bancorp, Inc., New Jersey                          1,420             28,258
--------------------------------------------------------------------------------
 Superior Financial Corp.                                 800             19,200
--------------------------------------------------------------------------------
 Texas Regional Bancshares, Inc., Cl. A                   740             25,678
--------------------------------------------------------------------------------
 TierOne Corp. 1                                          100              1,947
--------------------------------------------------------------------------------
 Troy Financial Corp.                                     595             16,154
--------------------------------------------------------------------------------
 Trust Co. of New Jersey (The)                            800             24,240
--------------------------------------------------------------------------------
 U.S.B. Holding Co., Inc.                                 300              5,325
--------------------------------------------------------------------------------
 UCBH Holdings, Inc.                                    3,000             86,040
--------------------------------------------------------------------------------
 Union Bankshares Corp.                                   500             14,135
--------------------------------------------------------------------------------
 United Community Financial Corp.                         100                924
--------------------------------------------------------------------------------
 United National Bancorp                                  400             11,036
--------------------------------------------------------------------------------
 United Security Bancshares, Inc.,
 Southern US                                              100              4,516
--------------------------------------------------------------------------------
 Unizan Financial Corp.                                   265              4,656
--------------------------------------------------------------------------------
 W. Holding Co., Inc.                                   1,100             18,612
--------------------------------------------------------------------------------
 Waypoint Financial Corp.                               2,200             39,688
--------------------------------------------------------------------------------
 Webster Financial Corp.                                  800             30,240

                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Commercial Banks Continued
 WesBanco, Inc.                                           400    $         9,720
--------------------------------------------------------------------------------
 West Coast Bancorp                                       100              1,820
--------------------------------------------------------------------------------
 WGNB Corp.                                               100              2,525
--------------------------------------------------------------------------------
 Willow Grove Bancorp, Inc.                             2,600             44,122
--------------------------------------------------------------------------------
 Wilshire State Bank 1                                    100              1,537
--------------------------------------------------------------------------------
 WSFS Financial Corp.                                   1,400             53,760
                                                                 ---------------
                                                                       4,113,589

--------------------------------------------------------------------------------
 Diversified Financial Services--2.0%
 Ace Cash Express, Inc. 1                                 100              1,087
--------------------------------------------------------------------------------
 Atalanta/Sosnoff Capital Corp. 1                         100              1,355
--------------------------------------------------------------------------------
 Cash America International, Inc.                       5,400             71,388
--------------------------------------------------------------------------------
 CompuCredit Corp. 1                                    2,900             35,235
--------------------------------------------------------------------------------
 Credit Acceptance Corp. 1                              1,400             14,126
--------------------------------------------------------------------------------
 E*TRADE Group, Inc. 1                                  2,300             19,550
--------------------------------------------------------------------------------
 First Cash Financial Services, Inc. 1                    800             11,368
--------------------------------------------------------------------------------
 Gladstone Capital Corp.                                  100              2,063
--------------------------------------------------------------------------------
 iShares Russell 2000 Index Fund                        5,300            471,170
--------------------------------------------------------------------------------
 Providian Financial Corp. 1                            3,200             29,632
--------------------------------------------------------------------------------
 Student Loan Corp. (The)                                 400             50,400
--------------------------------------------------------------------------------
 United PanAm Financial Corp. 1                           100              1,224
--------------------------------------------------------------------------------
 WFS Financial, Inc. 1                                    600             20,106
--------------------------------------------------------------------------------
 World Acceptance Corp. 1                               2,500             40,700
                                                                 ---------------
                                                                         769,404

--------------------------------------------------------------------------------
 Insurance--2.3%
 Alfa Corp.                                             2,800             35,588
--------------------------------------------------------------------------------
 American Medical Security Group, Inc. 1                2,100             40,110
--------------------------------------------------------------------------------
 American Physicians Capital, Inc. 1                      100              2,425
--------------------------------------------------------------------------------
 Arch Capital Group Ltd. 1                              1,900             65,987
--------------------------------------------------------------------------------
 Baldwin & Lyons, Inc., Cl. B, Non-Vtg.                   300              7,125
--------------------------------------------------------------------------------
 Berkley (W.R.) Corp.                                     300             15,810
--------------------------------------------------------------------------------
 Brown & Brown, Inc.                                    1,000             32,500
--------------------------------------------------------------------------------
 CNA Surety Corp.                                       1,500             14,775
--------------------------------------------------------------------------------
 Delphi Financial Group, Inc., Cl. A                    1,400             65,520
--------------------------------------------------------------------------------
 FBL Financial Group, Inc., Cl. A                       1,000             20,150
--------------------------------------------------------------------------------
 Fidelity National Financial, Inc.                      2,087             64,196
--------------------------------------------------------------------------------
 Financial Industries Corp.                               200              2,948
--------------------------------------------------------------------------------
 Great American Financial Resources, Inc.                 200              2,622
--------------------------------------------------------------------------------
 Hub International Ltd.                                   500              8,550
--------------------------------------------------------------------------------
 Independence Holding Co.                                 100              2,111
--------------------------------------------------------------------------------
 Infinity Property & Casualty Corp.                     1,400             33,096
--------------------------------------------------------------------------------
 IPC Holdings Ltd.                                        300             10,050
--------------------------------------------------------------------------------
 LandAmerica Financial Group, Inc.                      2,200            104,500
--------------------------------------------------------------------------------
 Midland Co. (The)                                        200              4,442




8 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Insurance Continued
 National Western Life Insurance
 Co., Cl. A 1                                             100    $        11,043
--------------------------------------------------------------------------------
 Navigators Group, Inc. (The) 1                           400             11,928
--------------------------------------------------------------------------------
 Odyssey Re Holdings Corp.                              3,000             63,300
--------------------------------------------------------------------------------
 Pico Holdings, Inc. 1                                    100              1,300
--------------------------------------------------------------------------------
 ProAssurance Corp. 1                                   1,600             43,184
--------------------------------------------------------------------------------
 Reinsurance Group of America, Inc.                       800             25,680
--------------------------------------------------------------------------------
 RenaissanceRe Holdings Ltd.                            1,100             50,072
--------------------------------------------------------------------------------
 RLI Corp.                                              1,500             49,350
--------------------------------------------------------------------------------
 State Auto Financial Corp.                             1,000             22,450
--------------------------------------------------------------------------------
 Stewart Information Services Corp. 1                   2,500             69,625
--------------------------------------------------------------------------------
 U.S.I. Holdings Corp. 1                                  400              4,704
                                                                 ---------------
                                                                         885,141

--------------------------------------------------------------------------------
 Real Estate--0.5%
 American Financial Realty Trust                        2,900             43,239
--------------------------------------------------------------------------------
 Anworth Mortgage Asset Corp.                             500              7,710
--------------------------------------------------------------------------------
 Capital Automotive REIT                                  300              8,397
--------------------------------------------------------------------------------
 Capital Trust, Cl. A                                     300              5,565
--------------------------------------------------------------------------------
 CBL & Associates Properties, Inc.                        300             12,900
--------------------------------------------------------------------------------
 Chelsea Property Group, Inc.                             200              8,062
--------------------------------------------------------------------------------
 Correctional Properties Trust                            200              5,600
--------------------------------------------------------------------------------
 Friedman, Billings, Ramsey Group,
 Inc., Cl. A                                              200              2,680
--------------------------------------------------------------------------------
 Getty Realty Corp.                                       200              4,464
--------------------------------------------------------------------------------
 LNR Property Corp.                                       300             11,220
--------------------------------------------------------------------------------
 Maguire Properties, Inc. 1                             2,000             38,500
--------------------------------------------------------------------------------
 Pan Pacific Retail Properties, Inc.                      200              7,870
--------------------------------------------------------------------------------
 Prentiss Properties Trust                                200              5,998
--------------------------------------------------------------------------------
 Ramco-Gershenson Properties Trust                        400              9,320
--------------------------------------------------------------------------------
 Regency Centers Corp.                                    300             10,494
--------------------------------------------------------------------------------
 Tanger Factory Outlet Centers, Inc.                      100              3,308
--------------------------------------------------------------------------------
 Trammell Crow Co. 1                                    1,700             18,037
                                                                 ---------------
                                                                         203,364

--------------------------------------------------------------------------------
 Thrifts & Mortgage Finance--0.6%
 Accredited Home Lenders Holding Co. 1                    100              1,962
--------------------------------------------------------------------------------
 American Home Mortgage
 Holdings, Inc.                                         2,900             56,782
--------------------------------------------------------------------------------
 Charter Municipal Mortgage
 Acceptance Co.                                         1,600             30,416
--------------------------------------------------------------------------------
 Doral Financial Corp.                                  1,950             87,067
--------------------------------------------------------------------------------
 Fremont General Corp.                                  1,100             15,070
--------------------------------------------------------------------------------
 New Century Financial Corp.                              700             30,555
                                                                 ---------------
                                                                         221,852


                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Health Care--13.9%
--------------------------------------------------------------------------------
 Biotechnology--2.2%
 Amylin Pharmaceuticals, Inc. 1                         2,900    $        63,481
--------------------------------------------------------------------------------
 Antigenics, Inc. 1                                     2,600             29,952
--------------------------------------------------------------------------------
 BioMarin Pharmaceutical, Inc. 1                        3,400             33,184
--------------------------------------------------------------------------------
 BioReliance Corp. 1                                    2,100             44,520
--------------------------------------------------------------------------------
 Celgene Corp. 1                                        2,300             69,920
--------------------------------------------------------------------------------
 Ciphergen Biosystems, Inc. 1                             400              4,100
--------------------------------------------------------------------------------
 Digene Corp. 1                                         1,300             35,399
--------------------------------------------------------------------------------
 Exact Sciences Corp. 1                                 1,600             17,536
--------------------------------------------------------------------------------
 Gen-Probe, Inc. 1                                      1,600             65,392
--------------------------------------------------------------------------------
 Idexx Laboratories, Inc. 1                             3,100            103,974
--------------------------------------------------------------------------------
 Martek Biosciences Corp. 1                             1,200             51,528
--------------------------------------------------------------------------------
 Medicines Co. (The) 1                                  2,700             53,163
--------------------------------------------------------------------------------
 Nuerocrine Biosciences, Inc. 1                           800             39,952
--------------------------------------------------------------------------------
 QLT PhotoTherapeutics, Inc. 1                          2,800             35,557
--------------------------------------------------------------------------------
 Sepracor, Inc. 1                                       2,200             39,666
--------------------------------------------------------------------------------
 Tanox, Inc. 1                                          3,100             49,755
--------------------------------------------------------------------------------
 Telik, Inc. 1                                          3,900             62,673
--------------------------------------------------------------------------------
 United Therapeutics Corp. 1                            2,600             56,628
                                                                 ---------------
                                                                         856,380

--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--4.6%
 Advanced Medical Optics, Inc. 1                        5,400             92,070
--------------------------------------------------------------------------------
 Advanced Neuromodulation
 Systems, Inc. 1                                          400             20,708
--------------------------------------------------------------------------------
 Alaris Medical, Inc.                                   5,400             69,930
--------------------------------------------------------------------------------
 Analogic Corp.                                         1,100             53,636
--------------------------------------------------------------------------------
 Bio-Rad Laboratories, Inc., Cl. A 1                    2,000            110,700
--------------------------------------------------------------------------------
 BioLase Technology, Inc. 1                               300              3,219
--------------------------------------------------------------------------------
 Biosite, Inc. 1                                        2,400            115,440
--------------------------------------------------------------------------------
 CNS, Inc. 1                                              100                850
--------------------------------------------------------------------------------
 Cooper Cos., Inc. (The)                                4,100            142,557
--------------------------------------------------------------------------------
 Cyberonics, Inc. 1                                       700             15,057
--------------------------------------------------------------------------------
 Dade Behring Holdings, Inc. 1                          1,100             25,267
--------------------------------------------------------------------------------
 Edwards Lifesciences Corp. 1                             300              9,642
--------------------------------------------------------------------------------
 Exactech, Inc. 1                                       1,700             24,480
--------------------------------------------------------------------------------
 HealthTronics Surgical Services, Inc. 1                3,500             31,500
--------------------------------------------------------------------------------
 I-STAT Corp. 1                                           400              3,596
--------------------------------------------------------------------------------
 ICU Medical, Inc. 1                                      200              6,230
--------------------------------------------------------------------------------
 Immucor, Inc. 1                                        3,100             67,549
--------------------------------------------------------------------------------
 Inamed Corp. 1                                         1,700             91,273
--------------------------------------------------------------------------------
 Kensey Nash Corp. 1                                    3,200             83,200
--------------------------------------------------------------------------------
 Lifeline Systems, Inc. 1                                 800             22,720
--------------------------------------------------------------------------------
 Matthews International Corp., Cl. A                      700             17,332
--------------------------------------------------------------------------------
 Mentor Corp.                                           2,000             38,760
--------------------------------------------------------------------------------
 Meridian Bioscience, Inc.                              1,300             11,843




9 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Health Care Equipment & Supplies Continued
 Merit Medical Systems, Inc. 1                          4,325    $        86,414
--------------------------------------------------------------------------------
 Microtek Medical Holdings, Inc. 1                        200                420
--------------------------------------------------------------------------------
 Novoste Corp. 1                                          200              1,200
--------------------------------------------------------------------------------
 Nutraceutical International Corp. 1                    2,000             21,500
--------------------------------------------------------------------------------
 PolyMedica Corp.                                       1,100             50,369
--------------------------------------------------------------------------------
 Possis Medical, Inc. 1                                 1,400             19,208
--------------------------------------------------------------------------------
 Quidel Corp. 1                                         1,900             11,818
--------------------------------------------------------------------------------
 Regeneration Technologies, Inc. 1                        600              7,974
--------------------------------------------------------------------------------
 ResMed, Inc. 1                                           300             11,760
--------------------------------------------------------------------------------
 Respironics, Inc. 1                                      900             33,768
--------------------------------------------------------------------------------
 Steris Corp. 1                                         3,100             71,579
--------------------------------------------------------------------------------
 SurModics, Inc. 1                                        300              9,150
--------------------------------------------------------------------------------
 Sybron Dental Specialties, Inc. 1                      4,500            106,200
--------------------------------------------------------------------------------
 Synovis Life Technologies, Inc. 1                      1,400             27,636
--------------------------------------------------------------------------------
 Thoratec Corp. 1                                       2,000             29,800
--------------------------------------------------------------------------------
 Viasys Healthcare, Inc. 1                              1,500             31,050
--------------------------------------------------------------------------------
 VISX, Inc. 1                                           1,600             27,760
--------------------------------------------------------------------------------
 Vital Images, Inc. 1                                   2,800             51,464
--------------------------------------------------------------------------------
 Young Innovations, Inc. 1                              2,550             72,675
--------------------------------------------------------------------------------
 Zoll Medical Corp. 1                                     100              3,356
                                                                 ---------------
                                                                       1,732,660

--------------------------------------------------------------------------------
 Health Care Providers & Services--4.6%
 Advisory Board Co. (The) 1                             2,100             85,092
--------------------------------------------------------------------------------
 American Healthways, Inc. 1                            1,500             54,180
--------------------------------------------------------------------------------
 AMERIGROUP Corp. 1                                     2,400             89,280
--------------------------------------------------------------------------------
 AmSurg Corp. 1                                         1,500             45,750
--------------------------------------------------------------------------------
 Apria Healthcare Group, Inc. 1                         4,000             99,520
--------------------------------------------------------------------------------
 Centene Corp. 1                                        1,900             73,910
--------------------------------------------------------------------------------
 Cobalt Corp. 1                                         3,000             61,650
--------------------------------------------------------------------------------
 CorVel Corp. 1                                         1,800             64,800
--------------------------------------------------------------------------------
 Covance, Inc. 1                                        3,200             57,920
--------------------------------------------------------------------------------
 Coventry Health Care, Inc. 1                             600             27,696
--------------------------------------------------------------------------------
 Curative Health Services, Inc. 1                         500              8,500
--------------------------------------------------------------------------------
 DaVita, Inc. 1                                         3,000             80,340
--------------------------------------------------------------------------------
 Dendrite International, Inc. 1                         7,200             92,736
--------------------------------------------------------------------------------
 eResearch Technology, Inc. 1                           4,900            108,584
--------------------------------------------------------------------------------
 Gentiva Health Services, Inc. 1                        3,500             31,500
--------------------------------------------------------------------------------
 Hanger Orthopedic Group, Inc. 1                        3,100             35,495
--------------------------------------------------------------------------------
 IDX Systems Corp. 1                                    1,000             15,520
--------------------------------------------------------------------------------
 LabOne, Inc. 1                                         2,200             47,432
--------------------------------------------------------------------------------
 Mid Atlantic Medical Services, Inc. 1                    700             36,610
--------------------------------------------------------------------------------
 National HealthCare Corp. 1                              400              7,872
--------------------------------------------------------------------------------
 Odyssey Healthcare, Inc. 1                             2,500             92,500
--------------------------------------------------------------------------------
 Owens & Minor, Inc.                                      900             20,115
--------------------------------------------------------------------------------
 Oxford Health Plans, Inc. 1                              500             21,015

                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Health Care Providers & Services Continued
 PacifiCare Health Systems, Inc. 1                      2,100    $       103,593
--------------------------------------------------------------------------------
 Parexel International Corp. 1                          1,400             19,530
--------------------------------------------------------------------------------
 Per-Se Technologies, Inc. 1                              200              2,246
--------------------------------------------------------------------------------
 Prime Medical Services, Inc. 1                           400              1,880
--------------------------------------------------------------------------------
 Renal Care Group, Inc. 1                                 500             17,605
--------------------------------------------------------------------------------
 Select Medical Corp. 1                                 4,200            104,286
--------------------------------------------------------------------------------
 SFBC International, Inc. 1                               100              1,810
--------------------------------------------------------------------------------
 Sierra Health Services, Inc. 1                         1,900             38,000
--------------------------------------------------------------------------------
 Sunrise Senior Living, Inc. 1                          1,000             22,380
--------------------------------------------------------------------------------
 U.S. Physical Therapy, Inc. 1                          1,500             19,170
--------------------------------------------------------------------------------
 United Surgical Partners
 International, Inc. 1                                    900             20,331
--------------------------------------------------------------------------------
 US Oncology, Inc. 1                                    5,000             36,950
--------------------------------------------------------------------------------
 VCA Antech, Inc. 1                                     2,900             56,753
--------------------------------------------------------------------------------
 VitalWorks, Inc. 1                                     6,800             26,860
                                                                 ---------------
                                                                       1,729,411

--------------------------------------------------------------------------------
 Pharmaceuticals--2.5%
 aaiPharma, Inc. 1                                      1,950             38,766
--------------------------------------------------------------------------------
 Able Laboratories, Inc. 1                                600             11,880
--------------------------------------------------------------------------------
 Alpharma, Inc., Cl. A                                  3,500             75,600
--------------------------------------------------------------------------------
 American Pharmaceutical
 Partners, Inc. 1                                       3,700            125,430
--------------------------------------------------------------------------------
 AtheroGenics, Inc. 1                                   3,100             46,283
--------------------------------------------------------------------------------
 Bradley Pharmaceuticals, Inc. 1                        3,500             57,750
--------------------------------------------------------------------------------
 CollaGenex Pharmaceuticals, Inc. 1                       300              4,029
--------------------------------------------------------------------------------
 Connetics Corp. 1                                      3,600             53,892
--------------------------------------------------------------------------------
 Endo Pharmaceuticals Holdings, Inc. 1                  2,000             33,840
--------------------------------------------------------------------------------
 Eon Labs, Inc. 1                                       1,700             59,755
--------------------------------------------------------------------------------
 Hi-Tech Pharmacal Co., Inc. 1                            300             12,201
--------------------------------------------------------------------------------
 Kos Pharmaceuticals, Inc. 1                              800             18,776
--------------------------------------------------------------------------------
 Lannett Co., Inc. 1                                    4,000             93,760
--------------------------------------------------------------------------------
 Perrigo Co.                                            6,800            106,352
--------------------------------------------------------------------------------
 Pharmaceutical Resources, Inc. 1                       1,900             92,454
--------------------------------------------------------------------------------
 Taro Pharmaceutical Industries Ltd. 1                  2,100            115,248
                                                                 ---------------
                                                                         946,016

--------------------------------------------------------------------------------
 Industrials--13.3%
--------------------------------------------------------------------------------
 Aerospace & Defense--1.0%
 AAR Corp.                                              2,400             16,944
--------------------------------------------------------------------------------
 Applied Signal Technology, Inc.                        3,600             61,200
--------------------------------------------------------------------------------
 Ducommun, Inc. 1                                         700              9,870
--------------------------------------------------------------------------------
 Engineered Support Systems, Inc.                       2,200             92,070
--------------------------------------------------------------------------------
 ESCO Technologies, Inc. 1                              1,600             70,400
--------------------------------------------------------------------------------
 Mercury Computer Systems, Inc. 1                         500              9,080
--------------------------------------------------------------------------------
 Orbital Sciences Corp. 1                               2,100             15,330
--------------------------------------------------------------------------------
 Pemco Aviation Group, Inc. 1                             100              2,350




10 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Aerospace & Defense Continued
 Teledyne Technologies, Inc. 1                          4,000    $        52,400
--------------------------------------------------------------------------------
 United Defense Industries, Inc. 1                        400             10,376
--------------------------------------------------------------------------------
 World Fuel Services Corp.                              2,200             54,098
                                                                 ---------------
                                                                         394,118

--------------------------------------------------------------------------------
 Air Freight & Logistics--0.1%
 Airborne, Inc.                                         1,300             27,170
--------------------------------------------------------------------------------
 EGL, Inc. 1                                              700             10,640
--------------------------------------------------------------------------------
 Forward Air Corp. 1                                      100              2,537
                                                                 ---------------
                                                                          40,347

--------------------------------------------------------------------------------
 Airlines--0.1%
 ExpressJet Holdings, Inc. 1                              800             12,080
--------------------------------------------------------------------------------
 Mesa Air Group, Inc. 1                                   500              4,000
--------------------------------------------------------------------------------
 Mesaba Holdings, Inc. 1                                  200              1,234
                                                                 ---------------
                                                                          17,314

--------------------------------------------------------------------------------
 Building Products--1.4%
 Aaon, Inc. 1                                           2,350             43,522
--------------------------------------------------------------------------------
 American Woodmark Corp.                                1,300             60,528
--------------------------------------------------------------------------------
 Apogee Enterprises, Inc.                                 600              5,412
--------------------------------------------------------------------------------
 Drew Industries, Inc. 1                                1,900             34,580
--------------------------------------------------------------------------------
 ElkCorp                                                  300              6,750
--------------------------------------------------------------------------------
 Griffon Corp. 1                                        3,470             55,520
--------------------------------------------------------------------------------
 Jacuzzi Brands, Inc. 1                                 7,500             39,675
--------------------------------------------------------------------------------
 Lennox International, Inc.                             3,100             39,897
--------------------------------------------------------------------------------
 Simpson Manufacturing Co., Inc.                        2,200             80,520
--------------------------------------------------------------------------------
 Trex Co., Inc. 1                                       2,600            102,050
--------------------------------------------------------------------------------
 Universal Forest Products, Inc.                          800             16,752
--------------------------------------------------------------------------------
 USG Corp. 1                                            1,300             24,700
--------------------------------------------------------------------------------
 Water Pik Technologies, Inc. 1                           100                777
--------------------------------------------------------------------------------
 Watsco, Inc.                                           1,100             18,216
                                                                 ---------------
                                                                         528,899

--------------------------------------------------------------------------------
 Commercial Services & Supplies--4.5%
 Angelica Corp.                                         2,500             42,375
--------------------------------------------------------------------------------
 Arbitron, Inc. 1                                       2,200             78,540
--------------------------------------------------------------------------------
 Banta Corp.                                            1,700             55,029
--------------------------------------------------------------------------------
 Bowne & Co., Inc.                                      3,000             39,090
--------------------------------------------------------------------------------
 Bright Horizons Family Solutions, Inc. 1               1,900             63,764
--------------------------------------------------------------------------------
 CDI Corp. 1                                            1,800             46,728
--------------------------------------------------------------------------------
 Century Business Services, Inc. 1                      1,800              5,850
--------------------------------------------------------------------------------
 Charles River Associates, Inc. 1                         600             16,962
--------------------------------------------------------------------------------
 Coinstar, Inc. 1                                       1,100             20,746
--------------------------------------------------------------------------------
 Concorde Career Colleges, Inc. 1                         300              6,003
--------------------------------------------------------------------------------
 Consolidated Graphics, Inc. 1                            400              9,152
--------------------------------------------------------------------------------
 Corinthian Colleges, Inc. 1                            1,500             72,855

                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Commercial Services & Supplies Continued
 Cornell Corrections, Inc. 1                              600    $         9,084
--------------------------------------------------------------------------------
 Corporate Executive Board Co. 1                        1,100             44,583
--------------------------------------------------------------------------------
 CPI Corp.                                                400              7,060
--------------------------------------------------------------------------------
 DeVry, Inc 1                                           3,500             81,515
--------------------------------------------------------------------------------
 Duratek, Inc. 1                                          100                783
--------------------------------------------------------------------------------
 Ennis Business Forms, Inc.                             2,400             34,920
--------------------------------------------------------------------------------
 Exponent, Inc. 1                                       2,000             31,000
--------------------------------------------------------------------------------
 General Binding Corp. 1                                1,300             15,600
--------------------------------------------------------------------------------
 Gevity HR, Inc.                                          800              9,456
--------------------------------------------------------------------------------
 Gundle/SLT Environmental, Inc. 1                       1,600             21,792
--------------------------------------------------------------------------------
 Harland (John H.) Co.                                    600             15,696
--------------------------------------------------------------------------------
 Headwaters, Inc. 1                                     3,100             45,539
--------------------------------------------------------------------------------
 Heidrick & Struggles
 International, Inc. 1                                    200              2,524
--------------------------------------------------------------------------------
 ICT Group, Inc. 1                                        900              9,414
--------------------------------------------------------------------------------
 Imagistics International, Inc. 1                       4,100            105,780
--------------------------------------------------------------------------------
 Interpool, Inc.                                        1,500             24,630
--------------------------------------------------------------------------------
 ITT Educational Services, Inc. 1                       4,500            131,625
--------------------------------------------------------------------------------
 Kelly Services, Inc., Cl. A                            1,100             25,795
--------------------------------------------------------------------------------
 Labor Ready, Inc. 1                                    1,500             10,755
--------------------------------------------------------------------------------
 Landauer, Inc.                                         1,300             54,379
--------------------------------------------------------------------------------
 Layne Christensen Co. 1                                  100                807
--------------------------------------------------------------------------------
 Moore Wallace, Inc. 1                                  1,100             16,148
--------------------------------------------------------------------------------
 NCO Group, Inc. 1                                        700             12,537
--------------------------------------------------------------------------------
 New England Business Service, Inc.                       900             27,000
--------------------------------------------------------------------------------
 Right Management Consultants, Inc. 1                   2,975             37,634
--------------------------------------------------------------------------------
 Rollins, Inc.                                          4,600             86,710
--------------------------------------------------------------------------------
 Schawk, Inc.                                             500              5,240
--------------------------------------------------------------------------------
 Stericycle, Inc. 1                                       500             19,240
--------------------------------------------------------------------------------
 Strayer Education, Inc.                                1,200             95,340
--------------------------------------------------------------------------------
 Tetra Tech, Inc. 1                                     2,300             39,399
--------------------------------------------------------------------------------
 United Stationers, Inc. 1                                900             32,553
--------------------------------------------------------------------------------
 University of Phoenix Online 1                         1,800             91,260
--------------------------------------------------------------------------------
 Vermilion Energy Trust                                 6,400             63,117
--------------------------------------------------------------------------------
 Wackenhut Corrections Corp. 1                            200              2,742
--------------------------------------------------------------------------------
 Waste Connections, Inc. 1                                700             24,535
--------------------------------------------------------------------------------
 Watson Wyatt & Co. Holdings 1                          1,000             23,180
                                                                 ---------------
                                                                       1,716,466

--------------------------------------------------------------------------------
 Construction & Engineering--0.4%
 Comfort Systems USA, Inc. 1                            4,300             11,309
--------------------------------------------------------------------------------
 Dycom Industries, Inc. 1                               2,700             44,010
--------------------------------------------------------------------------------
 Granite Construction, Inc.                             2,500             47,900
--------------------------------------------------------------------------------
 Integrated Electrical
 Services, Inc. 1                                       5,000             36,250
--------------------------------------------------------------------------------
 URS Corp. 1                                            1,400             27,244
                                                                 ---------------
                                                                         166,713





11 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Electrical Equipment--0.9%
 Acuity Brands, Inc.                                    2,700    $        49,059
--------------------------------------------------------------------------------
 AMETEK, Inc.                                           2,900            106,285
--------------------------------------------------------------------------------
 Baldor Electric Co.                                      700             14,420
--------------------------------------------------------------------------------
 C&D Technologies, Inc.                                   600              8,616
--------------------------------------------------------------------------------
 Franklin Electric Co., Inc.                              900             50,085
--------------------------------------------------------------------------------
 Genlyte Group, Inc. (The) 1                            1,100             38,467
--------------------------------------------------------------------------------
 II-VI, Inc. 1                                          2,400             55,392
--------------------------------------------------------------------------------
 Smith (A.O.) Corp.                                     1,100             30,965
--------------------------------------------------------------------------------
 Tecumseh Products Co., Cl. A                             100              3,831
                                                                 ---------------
                                                                         357,120

--------------------------------------------------------------------------------
 Industrial Conglomerates--0.4%
 Carlisle Cos., Inc.                                    2,500            105,400
--------------------------------------------------------------------------------
 Lydall, Inc. 1                                           200              2,140
--------------------------------------------------------------------------------
 Raven Industries, Inc.                                   300              5,976
--------------------------------------------------------------------------------
 Standex International Corp.                              500             10,500
--------------------------------------------------------------------------------
 United Industrial Corp.                                1,200             19,560
                                                                 ---------------
                                                                         143,576

--------------------------------------------------------------------------------
 Machinery--2.8%
 Actuant Corp., Cl. A 1                                   400             18,928
--------------------------------------------------------------------------------
 Alamo Group, Inc.                                        500              6,110
--------------------------------------------------------------------------------
 Albany International Corp., Cl. A                      3,700            101,380
--------------------------------------------------------------------------------
 Ampco-Pittsburg Corp.                                    800             10,720
--------------------------------------------------------------------------------
 Barnes Group, Inc.                                       800             17,408
--------------------------------------------------------------------------------
 BHA Group, Inc., Cl. A                                   900             17,829
--------------------------------------------------------------------------------
 Briggs & Stratton Corp.                                2,500            126,250
--------------------------------------------------------------------------------
 Cascade Corp.                                          3,100             53,940
--------------------------------------------------------------------------------
 Chicago Bridge & Iron Co. NV                           4,200             95,256
--------------------------------------------------------------------------------
 CIRCOR International, Inc.                               500              8,915
--------------------------------------------------------------------------------
 Clarcor, Inc.                                          2,100             80,955
--------------------------------------------------------------------------------
 Cuno, Inc. 1                                           1,700             61,404
--------------------------------------------------------------------------------
 Dionex Corp. 1                                         3,000            119,250
--------------------------------------------------------------------------------
 Donaldson Co., Inc.                                      400             17,780
--------------------------------------------------------------------------------
 Graco, Inc.                                            1,650             52,800
--------------------------------------------------------------------------------
 Harsco Corp.                                             800             28,840
--------------------------------------------------------------------------------
 Kadant, Inc. 1                                           400              7,500
--------------------------------------------------------------------------------
 Middleby Corp. (The) 1                                 1,000             14,000
--------------------------------------------------------------------------------
 Milacron, Inc.                                         3,300             16,137
--------------------------------------------------------------------------------
 Nordson Corp.                                            500             11,925
--------------------------------------------------------------------------------
 Oshkosh Truck Corp.                                    1,200             71,184
--------------------------------------------------------------------------------
 Pall Corp.                                               400              9,000
--------------------------------------------------------------------------------
 Penn Engineering &
 Manufacturing Corp.                                      300              4,095
--------------------------------------------------------------------------------
 Thomas Industries, Inc.                                1,300             35,165
--------------------------------------------------------------------------------
 UNOVA, Inc. 1                                            600              6,660

                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Machinery Continued
 Valmont Industries, Inc.                               1,600    $        31,136
--------------------------------------------------------------------------------
 Wabtec Corp.                                             300              4,173
--------------------------------------------------------------------------------
 Watts Industries, Inc., Cl. A                            700             12,495
                                                                 ---------------
                                                                       1,041,235

--------------------------------------------------------------------------------
 Marine--0.1%
 Seabulk International, Inc. 1                            400              3,548
--------------------------------------------------------------------------------
 UTI Worldwide, Inc.                                      700             21,833
                                                                 ---------------
                                                                          25,381

--------------------------------------------------------------------------------
 Road & Rail--1.5%
 Covenant Transport, Inc., Cl. A 1                      2,200             37,400
--------------------------------------------------------------------------------
 Florida East Coast
 Industries, Inc., Cl. A                                  200              5,110
--------------------------------------------------------------------------------
 Heartland Express, Inc. 1                                200              4,450
--------------------------------------------------------------------------------
 Hunt (J.B.) Transport
 Services, Inc. 1                                       2,800            105,700
--------------------------------------------------------------------------------
 Knight Transportation, Inc. 1                          2,225             55,402
--------------------------------------------------------------------------------
 Landstar System, Inc. 1                                1,100             69,135
--------------------------------------------------------------------------------
 Mullen Transportation, Inc.                            1,300             29,660
--------------------------------------------------------------------------------
 Old Dominion Freight Line, Inc. 1                      2,250             48,645
--------------------------------------------------------------------------------
 P.A.M. Transportation
 Services, Inc. 1                                       1,100             27,632
--------------------------------------------------------------------------------
 Roadway Corp.                                            800             22,824
--------------------------------------------------------------------------------
 Ryder Systems, Inc.                                      500             12,810
--------------------------------------------------------------------------------
 SCS Transportation, Inc. 1                             2,600             32,838
--------------------------------------------------------------------------------
 U.S. Xpress
 Enterprises, Inc., Cl. A 1                               500              5,330
--------------------------------------------------------------------------------
 Werner Enterprises, Inc.                               3,333             70,659
--------------------------------------------------------------------------------
 Yellow Corp. 1                                         1,300             30,095
                                                                 ---------------
                                                                         557,690

--------------------------------------------------------------------------------
 Trading Companies & Distributors--0.1%
 Aceto Corp.                                              100              1,860
--------------------------------------------------------------------------------
 Applied Industrial
 Technologies, Inc.                                     1,200             25,320
--------------------------------------------------------------------------------
 Lawson Products, Inc.                                    200              5,508
                                                                 ---------------
                                                                          32,688

--------------------------------------------------------------------------------
 Information Technology--16.4%
--------------------------------------------------------------------------------
 Communications Equipment--3.2%
 Adaptec, Inc. 1                                        5,800             45,124
--------------------------------------------------------------------------------
 ADTRAN, Inc. 1                                         2,400            123,096
--------------------------------------------------------------------------------
 Allen Telecom, Inc. 1                                  4,100             67,732
--------------------------------------------------------------------------------
 Arris Group, Inc. 1                                    1,900              9,424
--------------------------------------------------------------------------------
 Aspect Communications Corp. 1                          5,000             19,350
--------------------------------------------------------------------------------
 Audiovox Corp., Cl. A 1                                1,000             11,190
--------------------------------------------------------------------------------
 Avocent Corp. 1                                        4,200            125,706
--------------------------------------------------------------------------------
 Centillium Communications, Inc. 1                      1,500             14,865
--------------------------------------------------------------------------------
 Comtech Telecommunications Corp. 1                       900             25,416
--------------------------------------------------------------------------------
 Comverse Technology, Inc. 1                            1,200             18,036
--------------------------------------------------------------------------------
 CyberGuard Corp. 1                                     1,700             12,070




12 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Communications Equipment Continued
 Enterasys Networks, Inc. 1                             5,200    $        15,756
--------------------------------------------------------------------------------
 F5 Networks, Inc. 1                                      700             11,795
--------------------------------------------------------------------------------
 Foundry Networks, Inc. 1                               6,300             90,720
--------------------------------------------------------------------------------
 Harmonic, Inc. 1                                       8,600             35,002
--------------------------------------------------------------------------------
 InterDigital Communications Corp. 1                    3,700             86,469
--------------------------------------------------------------------------------
 McDATA Corp., Cl. A 1                                  1,500             22,005
--------------------------------------------------------------------------------
 McDATA Corp., Cl. B 1                                  1,900             27,550
--------------------------------------------------------------------------------
 NetScreen Technologies, Inc. 1                         4,100             92,455
--------------------------------------------------------------------------------
 Packeteer, Inc. 1                                      5,100             79,407
--------------------------------------------------------------------------------
 PC-Tel, Inc. 1                                           400              4,744
--------------------------------------------------------------------------------
 Plantronics, Inc. 1                                    3,700             80,179
--------------------------------------------------------------------------------
 Scientific-Atlanta, Inc.                                 600             14,304
--------------------------------------------------------------------------------
 Sonus Networks, Inc. 1                                10,000             50,300
--------------------------------------------------------------------------------
 Tollgrade Communications, Inc. 1                       2,800             52,220
--------------------------------------------------------------------------------
 UTStarcom, Inc. 1                                      2,600             92,482
--------------------------------------------------------------------------------
 Westell Technologies, Inc., Cl. A 1                      200              1,730
                                                                 ---------------
                                                                       1,229,127

--------------------------------------------------------------------------------
 Computers & Peripherals--2.0%
 Advanced Digital Information Corp. 1                   3,800             37,962
--------------------------------------------------------------------------------
 Avid Technology, Inc. 1                                3,700            129,759
--------------------------------------------------------------------------------
 Cray, Inc. 1                                           2,900             22,910
--------------------------------------------------------------------------------
 Hutchinson Technology, Inc. 1                          4,000            131,560
--------------------------------------------------------------------------------
 Imation Corp.                                          1,100             41,602
--------------------------------------------------------------------------------
 Intergraph Corp. 1                                       900             19,350
--------------------------------------------------------------------------------
 Lexar Media, Inc. 1                                    1,200             11,448
--------------------------------------------------------------------------------
 Maxtor Corp. 1                                         4,600             34,546
--------------------------------------------------------------------------------
 Neoware Systems, Inc. 1                                  100              1,534
--------------------------------------------------------------------------------
 Overland Storage, Inc. 1                               3,800             77,292
--------------------------------------------------------------------------------
 Presstek, Inc. 1                                         600              3,738
--------------------------------------------------------------------------------
 Rainbow Technologies, Inc. 1                           5,100             42,891
--------------------------------------------------------------------------------
 Storage Technology Corp. 1                             1,000             25,740
--------------------------------------------------------------------------------
 Stratasys, Inc. 1                                        900             31,653
--------------------------------------------------------------------------------
 Western Digital Corp. 1                               13,000            133,900
                                                                 ---------------
                                                                         745,885

--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--1.6%
 Arrow Electronics, Inc. 1                                900             13,716
--------------------------------------------------------------------------------
 CellStar Corp. 1                                       1,800              7,074
--------------------------------------------------------------------------------
 Checkpoint Systems, Inc. 1                             1,300             18,395
--------------------------------------------------------------------------------
 Cognex Corp. 1                                           500             11,175
--------------------------------------------------------------------------------
 Coherent, Inc. 1                                         700             16,751
--------------------------------------------------------------------------------
 Daktronics, Inc. 1                                     4,700             76,845
--------------------------------------------------------------------------------
 Excel Technology, Inc. 1                               1,700             38,811
--------------------------------------------------------------------------------
 Fargo Electronics, Inc. 1                              2,100             20,433
--------------------------------------------------------------------------------
 FLIR Systems, Inc. 1                                   2,100             63,315

                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Electronic Equipment & Instruments Continued
 Global Imaging Systems, Inc. 1                           800    $        18,528
--------------------------------------------------------------------------------
 GTSI Corp. 1                                             700              6,090
--------------------------------------------------------------------------------
 Methode Electronics, Inc., Cl. A                       1,200             12,900
--------------------------------------------------------------------------------
 MTS Systems Corp.                                      4,300             63,382
--------------------------------------------------------------------------------
 PerkinElmer, Inc.                                      1,400             19,334
--------------------------------------------------------------------------------
 Pioneer-Standard Electronics, Inc.                     2,100             17,808
--------------------------------------------------------------------------------
 Planar Systems, Inc. 1                                   200              3,912
--------------------------------------------------------------------------------
 Rofin-Sinar Technologies, Inc. 1                       1,000             14,060
--------------------------------------------------------------------------------
 Rogers Corp. 1                                         1,800             59,940
--------------------------------------------------------------------------------
 Sypris Solutions, Inc.                                   400              4,132
--------------------------------------------------------------------------------
 Trimble Navigation Ltd. 1                              1,800             41,274
--------------------------------------------------------------------------------
 Varian, Inc. 1                                           900             31,203
--------------------------------------------------------------------------------
 Veeco Instruments, Inc. 1                              1,100             18,733
--------------------------------------------------------------------------------
 Woodhead Industries, Inc.                                700              8,764
--------------------------------------------------------------------------------
 X-Rite, Inc.                                           1,100             10,901
                                                                 ---------------
                                                                         597,476

--------------------------------------------------------------------------------
 Internet Software & Services--1.5%
 Akamai Technologies, Inc. 1                            6,100             29,646
--------------------------------------------------------------------------------
 Ariba, Inc. 1                                          1,100              3,267
--------------------------------------------------------------------------------
 Digital Insight Corp. 1                                  500              9,525
--------------------------------------------------------------------------------
 Digital River, Inc. 1                                  6,000            115,800
--------------------------------------------------------------------------------
 Digitas, Inc. 1                                        3,641             18,059
--------------------------------------------------------------------------------
 DoubleClick, Inc. 1                                    1,900             17,575
--------------------------------------------------------------------------------
 FindWhat.com 1                                         1,500             28,410
--------------------------------------------------------------------------------
 InfoSpace, Inc. 1                                        100              1,357
--------------------------------------------------------------------------------
 j2 Global Communications, Inc. 1                       1,500             68,970
--------------------------------------------------------------------------------
 LendingTree, Inc. 1                                      400              9,792
--------------------------------------------------------------------------------
 Open Text Corp. 1                                      2,900             81,925
--------------------------------------------------------------------------------
 RADWARE Ltd. 1                                           400              6,852
--------------------------------------------------------------------------------
 Secure Computing Corp. 1                                 700              6,111
--------------------------------------------------------------------------------
 SeeBeyond Technology Corp. 1                           3,100              7,161
--------------------------------------------------------------------------------
 SupportSoft, Inc. 1                                      900              5,841
--------------------------------------------------------------------------------
 United Online, Inc. 1                                  4,800            121,632
--------------------------------------------------------------------------------
 WebEx Communications, Inc. 1                           1,600             22,320
                                                                 ---------------
                                                                         554,243

--------------------------------------------------------------------------------
 IT Services--1.0%
 Alliance Data Systems Corp. 1                            300              7,020
--------------------------------------------------------------------------------
 Cognizant Technology Solutions Corp. 1                 2,600             63,336
--------------------------------------------------------------------------------
 CompuCom Systems, Inc. 1                                 500              2,260
--------------------------------------------------------------------------------
 Convergys Corp. 1                                        800             12,800
--------------------------------------------------------------------------------
 Forrester Research, Inc. 1                               100              1,636
--------------------------------------------------------------------------------
 Gartner, Inc., Cl. B 1                                   300              2,250
--------------------------------------------------------------------------------
 Global Payments, Inc.                                  1,500             53,250
--------------------------------------------------------------------------------
 iGate Corp. 1                                            100                347




13 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 IT Services Continued
 infoUSA, Inc. 1                                        4,800    $        38,880
--------------------------------------------------------------------------------
 iPayment Holdings, Inc. 1                                800             19,096
--------------------------------------------------------------------------------
 Keane, Inc. 1                                          1,500             20,445
--------------------------------------------------------------------------------
 Lawson Software, Inc. 1                                1,300             10,101
--------------------------------------------------------------------------------
 Lightbridge, Inc. 1                                    2,800             24,528
--------------------------------------------------------------------------------
 MAPICS, Inc. 1                                           300              2,460
--------------------------------------------------------------------------------
 PracticeWorks, Inc. 1                                  1,300             25,090
--------------------------------------------------------------------------------
 SM&A 1                                                   200              2,272
--------------------------------------------------------------------------------
 SS&C Technologies, Inc. 1                              3,900             62,205
--------------------------------------------------------------------------------
 Startek, Inc. 1                                          900             23,670
--------------------------------------------------------------------------------
 Tyler Technologies, Inc. 1                               300              1,275
                                                                 ---------------
                                                                         372,921

--------------------------------------------------------------------------------
 Office Electronics--0.2%
 Gerber Scientific, Inc. 1                                100                666
--------------------------------------------------------------------------------
 Zebra Technologies Corp., Cl. A 1                      1,000             75,190
                                                                 ---------------
                                                                          75,856

--------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--2.7%
 Artisan Components, Inc. 1                             1,900             42,959
--------------------------------------------------------------------------------
 ChipPAC, Inc. 1                                        2,300             17,641
--------------------------------------------------------------------------------
 Cohu, Inc.                                               500              7,800
--------------------------------------------------------------------------------
 Cree, Inc. 1                                           4,600             74,888
--------------------------------------------------------------------------------
 Cypress Semiconductor Corp. 1                          2,000             24,000
--------------------------------------------------------------------------------
 Diodes, Inc. 1                                           700             13,412
--------------------------------------------------------------------------------
 DSP Group, Inc. 1                                      2,400             51,672
--------------------------------------------------------------------------------
 Entegris, Inc. 1                                         700              9,408
--------------------------------------------------------------------------------
 ESS Technology, Inc. 1                                   400              3,900
--------------------------------------------------------------------------------
 FEI Co. 1                                                300              5,628
--------------------------------------------------------------------------------
 Genesis Microchip, Inc. 1                              4,600             62,284
--------------------------------------------------------------------------------
 GlobespanVirata, Inc. 1                                4,600             37,950
--------------------------------------------------------------------------------
 Integrated Circuit Systems, Inc. 1                     2,500             78,575
--------------------------------------------------------------------------------
 Kulicke & Soffa Industries, Inc. 1                       100                639
--------------------------------------------------------------------------------
 Lattice Semiconductor Corp. 1                            200              1,646
--------------------------------------------------------------------------------
 MEMC Electronic Materials, Inc. 1                      3,400             33,320
--------------------------------------------------------------------------------
 Microsemi Corp. 1                                      1,800             28,800
--------------------------------------------------------------------------------
 Oak Technology, Inc. 1                                11,400             70,794
--------------------------------------------------------------------------------
 OmniVision Technologies, Inc. 1                        2,300             71,760
--------------------------------------------------------------------------------
 Photronics, Inc. 1                                     1,100             19,195
--------------------------------------------------------------------------------
 PMC-Sierra, Inc. 1                                     1,800             21,114
--------------------------------------------------------------------------------
 Power Integrations, Inc. 1                             4,500            109,440
--------------------------------------------------------------------------------
 Rambus, Inc. 1                                         2,600             43,082
--------------------------------------------------------------------------------
 Silicon Laboratories, Inc. 1                           2,700             71,928
--------------------------------------------------------------------------------
 Siliconix, Inc. 1                                        500             18,050
--------------------------------------------------------------------------------
 Supertex, Inc. 1                                         200              3,674
--------------------------------------------------------------------------------
 Transmeta Corp. 1                                     12,200             19,520

                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment Continued
 Ultratech, Inc. 1                                      2,600    $        48,074
--------------------------------------------------------------------------------
 White Electronic Designs Corp. 1                       4,500             47,655
--------------------------------------------------------------------------------
 Zoran Corp. 1                                            400              7,684
                                                                 ---------------
                                                                       1,046,492

--------------------------------------------------------------------------------
 Software--4.2%
 Altiris, Inc. 1                                          900             18,045
--------------------------------------------------------------------------------
 Amdocs Ltd. 1                                          2,200             52,800
--------------------------------------------------------------------------------
 Ansoft Corp. 1                                         1,400             14,868
--------------------------------------------------------------------------------
 Ansys, Inc. 1                                          1,500             46,650
--------------------------------------------------------------------------------
 Autodesk, Inc.                                         1,500             24,240
--------------------------------------------------------------------------------
 CCC Information Services Group, Inc. 1                 3,400             49,300
--------------------------------------------------------------------------------
 Citrix Systems, Inc. 1                                 2,700             54,972
--------------------------------------------------------------------------------
 Cognos, Inc. 1                                         1,200             32,400
--------------------------------------------------------------------------------
 Datastream Systems, Inc. 1                               700              7,413
--------------------------------------------------------------------------------
 Dynamics Research Corp. 1                                600              9,168
--------------------------------------------------------------------------------
 EPIQ Systems, Inc. 1                                     100              1,717
--------------------------------------------------------------------------------
 FactSet Research Systems, Inc.                         2,900            127,745
--------------------------------------------------------------------------------
 Fair Isaac Corp.                                       1,600             82,320
--------------------------------------------------------------------------------
 FileNet Corp. 1                                        3,100             55,924
--------------------------------------------------------------------------------
 Group 1 Software, Inc. 1                               1,900             35,093
--------------------------------------------------------------------------------
 Hyperion Solutions Corp. 1                             3,400            114,784
--------------------------------------------------------------------------------
 Inet Technologies, Inc. 1                              2,500             24,925
--------------------------------------------------------------------------------
 Kronos, Inc. 1                                         1,400             71,134
--------------------------------------------------------------------------------
 Legato Systems, Inc. 1                                 2,700             22,653
--------------------------------------------------------------------------------
 Macromedia, Inc. 1                                     2,100             44,184
--------------------------------------------------------------------------------
 Mentor Graphics Corp. 1                                4,600             66,608
--------------------------------------------------------------------------------
 Micromuse, Inc. 1                                     10,600             84,694
--------------------------------------------------------------------------------
 OPNET Technologies, Inc. 1                               100              1,219
--------------------------------------------------------------------------------
 Pegasystems, Inc. 1                                    1,500             11,055
--------------------------------------------------------------------------------
 Plumtree Software, Inc. 1                              6,600             27,060
--------------------------------------------------------------------------------
 Progress Software Corp. 1                              4,300             89,139
--------------------------------------------------------------------------------
 Quality Systems, Inc. 1                                1,800             49,482
--------------------------------------------------------------------------------
 Radiant Systems, Inc. 1                                3,300             22,242
--------------------------------------------------------------------------------
 Renaissance Learning, Inc. 1                             100              2,190
--------------------------------------------------------------------------------
 RSA Security, Inc. 1                                   4,100             44,075
--------------------------------------------------------------------------------
 Sanchez Computer Associates, Inc. 1                    2,000             10,400
--------------------------------------------------------------------------------
 ScanSoft, Inc. 1                                       3,100             16,833
--------------------------------------------------------------------------------
 SERENA Software, Inc. 1                                1,500             31,320
--------------------------------------------------------------------------------
 SPSS, Inc. 1                                             100              1,674
--------------------------------------------------------------------------------
 Sybase, Inc. 1                                           400              5,564
--------------------------------------------------------------------------------
 Take-Two Interactive Software, Inc. 1                  3,700            104,858
--------------------------------------------------------------------------------
 Ulticom, Inc. 1                                        1,300             12,350
--------------------------------------------------------------------------------
 Verint Systems, Inc. 1                                 2,200             55,902
--------------------------------------------------------------------------------
 Verity, Inc. 1                                         4,400             55,704
                                                                 ---------------
                                                                       1,582,704





14 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Materials--3.1%
--------------------------------------------------------------------------------
 Chemicals--1.3%
 Agrium, Inc.                                           4,300    $        47,128
--------------------------------------------------------------------------------
 Airgas, Inc.                                           2,000             33,500
--------------------------------------------------------------------------------
 American Vanguard Corp.                                  100              1,840
--------------------------------------------------------------------------------
 Arch Chemicals, Inc.                                     500              9,550
--------------------------------------------------------------------------------
 Cytec Industries, Inc. 1                               3,800            128,440
--------------------------------------------------------------------------------
 Ethyl Corp. 1                                          1,000              9,950
--------------------------------------------------------------------------------
 Georgia Gulf Corp.                                     1,200             23,760
--------------------------------------------------------------------------------
 Hawkins, Inc.                                            300              3,006
--------------------------------------------------------------------------------
 MacDermid, Inc.                                        1,500             39,450
--------------------------------------------------------------------------------
 Material Sciences Corp.                                  300              2,910
--------------------------------------------------------------------------------
 Millennium Chemicals, Inc.                             3,800             36,138
--------------------------------------------------------------------------------
 Minerals Technologies, Inc.                              800             38,928
--------------------------------------------------------------------------------
 Octel Corp.                                            2,300             31,970
--------------------------------------------------------------------------------
 Omnova Solutions, Inc. 1                               2,800             11,312
--------------------------------------------------------------------------------
 Scotts Co. (The), Cl. A 1                              1,100             54,450
--------------------------------------------------------------------------------
 Stepan Co.                                               600             13,560
--------------------------------------------------------------------------------
 Symyx Technologies, Inc. 1                               200              3,264
--------------------------------------------------------------------------------
 Terra Nitrogen Co. LP                                    100                510
                                                                 ---------------
                                                                         489,666

--------------------------------------------------------------------------------
 Construction Materials--0.3%
 AMCOL International Corp.                              3,500             28,000
--------------------------------------------------------------------------------
 Ameron International Corp.                             1,000             34,770
--------------------------------------------------------------------------------
 Centex Construction Products, Inc.                     1,000             40,090
--------------------------------------------------------------------------------
 Florida Rock Industries, Inc.                            600             24,768
                                                                 ---------------
                                                                         127,628

--------------------------------------------------------------------------------
 Containers & Packaging--0.6%
 Ball Corp.                                             1,300             59,163
--------------------------------------------------------------------------------
 Caraustar Industries, Inc. 1                           1,100              8,811
--------------------------------------------------------------------------------
 Graphic Packaging International Corp. 1                1,400              6,314
--------------------------------------------------------------------------------
 Jarden Corp. 1                                         3,000             83,010
--------------------------------------------------------------------------------
 Mod-Pac Corp., Cl. B 1                                   125                831
--------------------------------------------------------------------------------
 Myers Industries, Inc.                                   825              7,838
--------------------------------------------------------------------------------
 Packaging Dynamics Corp. 1                               660              4,778
--------------------------------------------------------------------------------
 Silgan Holdings, Inc. 1                                1,700             53,176
                                                                 ---------------
                                                                         223,921

 METALS & MINING--0.6%
 Carpenter Technology Corp.                             1,900             29,640
--------------------------------------------------------------------------------
 Century Aluminum Co.                                   2,000             14,060
--------------------------------------------------------------------------------
 Gibraltar Steel Corp.                                    500             10,240
--------------------------------------------------------------------------------
 Goldcorp, Inc.                                         1,500             17,884
--------------------------------------------------------------------------------
 IMCO Recycling, Inc. 1                                 1,800             11,952
--------------------------------------------------------------------------------
 Massey Energy Co.                                      2,500             32,875
--------------------------------------------------------------------------------
 Meridian Gold, Inc. 1                                    900             10,201

                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Metals & Mining Continued
 NN, Inc.                                               2,400    $        30,384
--------------------------------------------------------------------------------
 Quanex Corp.                                             300              8,916
--------------------------------------------------------------------------------
 Schnitzer Steel Industries, Inc.                       1,200             52,944
--------------------------------------------------------------------------------
 Southern Peru Copper Corp.                               200              3,060
--------------------------------------------------------------------------------
 Steel Technologies, Inc.                                 400              4,044
                                                                 ---------------
                                                                         226,200

--------------------------------------------------------------------------------
 Paper & Forest Products--0.3%
 Deltic Timber Corp.                                      300              8,535
--------------------------------------------------------------------------------
 Louisiana-Pacific Corp. 1                              8,400             91,056
                                                                 ---------------
                                                                          99,591

--------------------------------------------------------------------------------
 Telecommunication Services--1.0%
--------------------------------------------------------------------------------
 Diversified Telecommunication Services--0.5%
 American Tower Corp. 1                                 4,700             41,595
--------------------------------------------------------------------------------
 Commonwealth Telephone
 Enterprises, Inc. 1                                      900             39,573
--------------------------------------------------------------------------------
 General Communication, Inc., Cl. A 1                     400              3,464
--------------------------------------------------------------------------------
 Golden Telecom, Inc. 1                                   400              8,976
--------------------------------------------------------------------------------
 North Pittsburgh Systems, Inc.                         2,400             36,168
--------------------------------------------------------------------------------
 Primus Telecommunications
 Group, Inc. 1                                          3,700             19,018
--------------------------------------------------------------------------------
 PTEK Holdings, Inc. 1                                    600              2,910
--------------------------------------------------------------------------------
 Talk America Holdings, Inc.                            3,100             33,821
--------------------------------------------------------------------------------
 US LEC Corp., Cl. A 1                                    100                382
                                                                 ---------------
                                                                         185,907

--------------------------------------------------------------------------------
 Wireless Telecommunication Services--0.5%
 Boston Communications Group, Inc. 1                    5,800             99,354
--------------------------------------------------------------------------------
 Centennial Communications Corp. 1                        100                400
--------------------------------------------------------------------------------
 Cincinnati Bell, Inc. 1                                6,100             40,870
--------------------------------------------------------------------------------
 Dobson Communications Corp., Cl. A 1                   1,200              6,540
--------------------------------------------------------------------------------
 Wireless Facilities, Inc. 1                            5,400             64,260
                                                                 ---------------
                                                                         211,424

--------------------------------------------------------------------------------
 Utilities--1.5%
--------------------------------------------------------------------------------
 Electric Utilities--0.3%
 Canadian Hydro Developers, Inc. 1                     14,000             20,092
--------------------------------------------------------------------------------
 Central Vermont Public Service Corp.                     100              1,955
--------------------------------------------------------------------------------
 CH Energy Group, Inc.                                  1,600             72,000
--------------------------------------------------------------------------------
 Green Mountain Power Corp.                               400              8,000
--------------------------------------------------------------------------------
 MGE Energy, Inc.                                         400             12,552
                                                                 ---------------
                                                                         114,599

--------------------------------------------------------------------------------
 Gas Utilities--1.0%
 Chesapeake Utilities Corp.                               800             18,080
--------------------------------------------------------------------------------
 Energen Corp.                                          2,700             89,910
--------------------------------------------------------------------------------
 EnergySouth, Inc.                                        100              3,280


15 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Gas Utilities Continued
 Laclede Group, Inc. (The)                                100    $         2,680
--------------------------------------------------------------------------------
 New Jersey Resources Corp.                               700             24,850
--------------------------------------------------------------------------------
 ONEOK, Inc.                                            1,900             37,297
--------------------------------------------------------------------------------
 South Jersey Industries, Inc.                            200              7,370
--------------------------------------------------------------------------------
 Southwest Gas Corp.                                      200              4,236
--------------------------------------------------------------------------------
 Southwestern Energy Co. 1                              6,000             90,060
--------------------------------------------------------------------------------
 UGI Corp.                                              2,850             90,345
                                                                 ---------------
                                                                         368,108

--------------------------------------------------------------------------------
 Multi-Utilities & Unregulated Power--0.2%
 Avista Corp.                                             300              4,245
--------------------------------------------------------------------------------
 Questar Corp.                                          2,100             70,287
                                                                 ---------------
                                                                          74,532

--------------------------------------------------------------------------------
 Water Utilities--0.0%
 American States Water Co.                                100              2,730
--------------------------------------------------------------------------------
 York Water Co. (The)                                     100              1,642
                                                                 ---------------
                                                                           4,372
                                                                 ---------------
 Total Common Stocks (Cost $28,718,534)                               35,000,913

--------------------------------------------------------------------------------
 Preferred Stocks--0.0%
 Astronics Corp., Cl. B 1,2 (Cost $1,733)                 250                750

                                                                    Market Value
                                                       Shares         See Note 1
--------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%
 Canadian Superior Energy, Inc. Wts.,
 Exp. 3/14/04 1,2 (Cost $14)                           17,500    $            13

                                                    Principal
                                                       Amount
--------------------------------------------------------------------------------
 Joint Repurchase Agreements--5.1%
 Undivided interest of 0.44% in joint repurchase
 agreement (Principal Amount/Market Value
 $440,796,000, with a maturity value of $440,808,979)
 with Banc One Capital Markets, Inc., 1.06%, dated
 6/30/03, to be repurchased at $1,948,057 on 7/1/03,
 collateralized by U.S. Treasury Bonds, 3.375%, 4/30/04,
 with a value of $449,915,616
 (Cost $1,948,000)                         $        1,948,000          1,948,000

--------------------------------------------------------------------------------
 Total Investments, at Value
 (Cost $30,668,281)                                      97.5%        36,949,676
--------------------------------------------------------------------------------
 Other Assets Net of Liabilities                          2.5            941,701
                                           -------------------------------------

 Net Assets                                             100.0%   $    37,891,377
                                           =====================================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.

16 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 June 30, 2003
--------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $30,668,281)--
  see accompanying statement                                    $ 36,949,676
--------------------------------------------------------------------------------
 Cash                                                                 20,320
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                  2,935,842
 Shares of beneficial interest sold                                  478,696
 Interest and dividends                                               15,939
 Other                                                                   977
                                                                ----------------
 Total assets                                                     40,401,450

--------------------------------------------------------------------------------
 Liabilities
 Payables and other liabilities:
 Investments purchased                                             2,440,378
 Shares of beneficial interest redeemed                               28,425
 Shareholder reports                                                  24,063
 Service plan fees                                                     8,225
 Transfer and shareholder servicing agent fees                           878
 Trustees' compensation                                                  637
 Other                                                                 7,467
                                                                ----------------
 Total liabilities                                                 2,510,073


--------------------------------------------------------------------------------
 Net Assets                                                      $37,891,377
                                                                ================

--------------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of beneficial interest                      $     3,507
--------------------------------------------------------------------------------
 Additional paid-in capital                                       39,255,515
--------------------------------------------------------------------------------
 Accumulated net investment loss                                     (75,483)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments
 and foreign currency transactions                                (7,573,621)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies          6,281,459
                                                                ----------------
 Net Assets                                                      $37,891,377
                                                                ================


--------------------------------------------------------------------------------
 Net Asset Value Per Share
 Non-Service shares:
 Net asset value, redemption price per share and offering price per share (based on net assets of $19,027,419 and 1,759,361
 shares of beneficial interest outstanding)                           $10.81
--------------------------------------------------------------------------------
 Service shares:
 Net asset value, redemption price per share and offering price per share (based on net assets of $18,863,958 and 1,747,724
 shares of beneficial interest outstanding)                           $10.79



 See accompanying Notes to Financial Statements.


17 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended June 30, 2003
-------------------------------------------------------------------------------
 Investment Income
 Dividends (net of foreign withholding taxes of $1,545)             $   94,254
-------------------------------------------------------------------------------
 Interest                                                                6,495
                                                                    -----------
 Total investment income                                               100,749

-------------------------------------------------------------------------------
 Expenses
 Management fees                                                       101,690
-------------------------------------------------------------------------------
 Distribution and service plan fees--Service shares                     12,665
-------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Non-Service shares                                                      5,343
 Service shares                                                            246
-------------------------------------------------------------------------------
 Shareholder reports                                                    34,258
-------------------------------------------------------------------------------
 Trustees' compensation                                                  2,674
-------------------------------------------------------------------------------
 Custodian fees and expenses                                               123
-------------------------------------------------------------------------------
 Other                                                                   7,987
                                                                    -----------
 Total expenses                                                        164,986
 Less reduction to custodian expenses                                     (123)
                                                                    -----------
 Net expenses                                                          164,863

-------------------------------------------------------------------------------
 Net Investment Loss                                                   (64,114)


-------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
 Investments                                                        (1,641,207)
 Foreign currency transactions                                           2,436
                                                                    -----------
 Net realized loss                                                  (1,638,771)
-------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                         6,156,921
 Translation of assets and liabilities denominated
  in foreign currencies                                                 75,048
                                                                    -----------
 Net change in unrealized appreciation                               6,231,969

-------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations               $4,529,084
                                                                    ===========




 See accompanying Notes to Financial Statements.


18 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS

                                                          Six Months               Year
                                                               Ended              Ended
                                                       June 30, 2003       December 31,
                                                         (Unaudited)               2002
----------------------------------------------------------------------------------------
 Operations
 Net investment loss                                     $   (64,114)       $   (23,905)
----------------------------------------------------------------------------------------
 Net realized loss                                        (1,638,771)        (2,848,300)
----------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)      6,231,969         (1,461,310)
                                                         -------------------------------
 Net increase (decrease) in net assets resulting
 from operations                                           4,529,084         (4,333,515)

----------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase (decrease) in net assets resulting
 from beneficial interest transactions:
 Non-Service shares                                       (3,068,032)         4,845,883
 Service shares                                           10,742,315          6,553,550

----------------------------------------------------------------------------------------
 Net Assets
 Total increase                                           12,203,367          7,065,918
----------------------------------------------------------------------------------------
 Beginning of period                                      25,688,010         18,622,092
                                                         -------------------------------
 End of period [including accumulated net investment
 loss of $75,483 and $11,369, respectively]              $37,891,377        $25,688,010
                                                         ===============================



 See accompanying Notes to Financial Statements.




19 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

FINANCIAL HIGHLIGHTS

                                                 Six Months                                                                 Year
                                                      Ended                                                                 Ended
                                              June 30, 2003                                                          December 31,
 Non-Service shares                             (Unaudited)          2002          2001          2000          1999        1998 1
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                $ 9.31        $11.05        $11.09        $14.07        $ 9.60        $10.00
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                          (.02)         (.01)           -- 2        (.03)         (.02)         (.02)
 Net realized and unrealized gain (loss)               1.52         (1.73)         (.04)        (2.35)         4.49          (.38)
                                                    --------------------------------------------------------------------------------
 Total from investment operations                      1.50         (1.74)         (.04)        (2.38)         4.47          (.40)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Distributions from net realized gain                    --            --            --          (.60)           --            --
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $10.81        $ 9.31        $11.05        $11.09        $14.07        $ 9.60
                                                    ================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                   16.11%       (15.75)%       (0.36)%      (18.34)%       46.56%        (4.00)%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)           $19,027       $19,577       $18,514       $14,599        $6,927          $994
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $17,104       $20,505       $15,307       $12,576        $2,738          $441
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment loss                                  (0.42)%       (0.09)%       (0.01)%       (0.29)%       (0.37)%       (0.79)%
 Expenses, gross                                       1.14%         1.00%         1.05%         1.37%         1.83%         0.87% 5
 Expenses, net                                         1.14% 6       1.00% 6       1.05% 6       1.35% 7       1.34% 7,8     0.87%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 76%          121%          213%          162%          176%           61%



1. For the period from May 1, 1998 (commencement of operations) to December 31, 1998.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
6. Reduction to custodian expenses less than 0.01%.
7. Net of reduction to custodian expenses.
8. Net of voluntary reimbursement of expenses.

See accompanying Notes to Financial Statements.

20 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                        Six Months                        Year
                                                             Ended                       Ended
                                                     June 30, 2003                December 31,
 Service shares                                        (Unaudited)          2002          2001 1
-----------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                      $  9.29        $11.05       $ 10.61
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                 (.01)         (.01)           -- 2
 Net realized and unrealized gain (loss)                      1.51         (1.75)          .44
                                                           ------------------------------------
 Total from investment operations                             1.50         (1.76)          .44
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                           --            --            --
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                            $ 10.79        $ 9.29       $ 11.05
                                                           ====================================

-----------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                          16.15%       (15.93)%        4.15%

-----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                  $18,864        $6,111          $108
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $10,303        $2,228          $ 26
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment loss                                         (0.56)%       (0.26)%       (0.34)%
 Expenses, gross                                              1.33%         1.21%         1.19%
 Expenses, net                                                1.33% 5       1.19% 5,6     1.19% 5
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        76%          121%          213%



1. For the period from July 16, 2001 (inception of offering) to December 31,
2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

21 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Main Street Small Cap Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.





22 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

    As of June 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $7,573,620. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended December 31, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of December 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                          Expiring
                          -------------------------
                          2008           $1,795,693
                          2009            1,282,533
                          2010            2,591,314
                                         ----------
                          Total          $5,669,540
                                         ==========

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    No distributions were paid during the six months ended June 30, 2003 and the year ended December 31, 2002.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


23 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            Six Months Ended June 30, 2003           Year Ended December 31, 2002
                               Shares               Amount             Shares              Amount
--------------------------------------------------------------------------------------------------
 Non-Service shares
 Sold                         294,842          $ 2,860,498          1,297,325        $ 13,674,065
 Redeemed                    (638,971)          (5,928,530)          (869,963)         (8,828,182)
                            ----------------------------------------------------------------------
 Net increase (decrease)     (344,129)         $(3,068,032)           427,362        $  4,845,883
                            ======================================================================


--------------------------------------------------------------------------------------------------
 Service shares
 Sold                       1,412,896          $13,803,634          2,221,410        $ 21,513,500
 Redeemed                    (322,699)          (3,061,319)        (1,573,671)        (14,959,950)
                            ----------------------------------------------------------------------
 Net increase               1,090,197          $10,742,315            647,739        $  6,553,550
                            ======================================================================




--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2003, were $25,698,657 and $20,543,381, respectively.
--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund.
 The Fund pays OFS a $19.75 per account fee.
    Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund. For the six months ended June 30, 2003, expense under the Service Plan totaled $12,665.

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.

24 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

    Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of June 30, 2003, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
 6. Illiquid or Restricted Securities
 As of June 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2003 was $19,486, which represents 0.05% of the Fund's net assets, of which $18,723 is considered restricted. Information concerning restricted securities is as follows:

                                                      Acquisition                        Valuation as of           Unrealized
 Security                                                    Date             Cost         June 30, 2003         Depreciation
-----------------------------------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Esprit Exploration Ltd.                                   6/4/02          $19,418               $18,723                 $695


--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at June 30, 2003.

--------------------------------------------------------------------------------
 Portfolio Proxy Voting Policies and Procedures
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

25 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)